CONFORMED
                                 SEC. File Nos. 33-26431
                                                811-5750

              SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C. 20549

                          FORM N-1A
                   Registration Statement
                           Under
               the Securities Act of 1933

               Post-Effective Amendment No. 12
                            and
                 Registration Statement
                            Under
             The Investment Company Act of 1940
                    Amendment No. 14

            THE TAX-EXEMPT MONEY FUND OF AMERICA
     (Exact Name of Registrant as specified in charter)
                   333 South Hope Street
               Los Angeles, California 90071
        (Address of principal executive offices)

     Registrant's telephone number, including area code:
                        (213) 486-9200


                       JULIE F. WILLIAMS
                     333 South Hope Street
                 Los Angeles, California 90071
            (name and address of agent for service)


                          Copies to:
                     Cary I. Klafter, Esq.
                      MORRISON & FOERSTER
                     345 California Street
                San Francisco, California 94104
                 (Counsel for the Registrant)

         The Registrant has filed a declaration pursuant to rule 24f-2 registering an indefinite number of shares under the Securities Act of 1933.
     On November 16, 1995, it filed its 24f-2 notice for fiscal 1995.
                 Approximate date of proposed public offering:
   It is proposed that this filing become effective on December 1, 1995 pursuant to paragraph (b) of rule 485.

                      THE TAX-EXEMPT MONEY FUND OF AMERICA

                             CROSS REFERENCE SHEET

Item Number of

Part "A" of Form N-1A                                           Captions in Prospectus (Part "A")



          Cover Page                              Cover Page
1.

          Synopsis                                Summary of Expenses
2.

          Condensed Financial Information         Financial Highlights
3.

          General Description of Registrant       Investment Objective and Policies
4.

          Management of the Fund                  Summary of Expenses: Fund Organization and
5.

                                                  Management

          Capital Stock and Other Securities      Investment Objectives and Policies; Certain
6.

                                                  Securities and Investment Techniques;

                                                  Fund Organization and Management;

                                                  Dividends, Distributions and Taxes

          Purchase of Securities Being Offered    Purchasing Shares
7.

          Redemption or Repurchase                Redeeming Shares
8.

          Legal Proceedings                       N/A
9.




Item Number of                                           Captions in Statement of

Part "B" of Form N-1A                                           Additional Information (Part "B")



 10.      Cover Page                              Cover

 11.      Table of Contents                       Table of Contents

 12.      General Information and History         General Information; Investment Restrictions

 13.      Investment Objectives and Policies      Description of Securities and Investment Techniques;

                                                  Investment Restrictions

 14.      Management of the Registrant            Trust Officers and Trustees; Management

 15.      Control Persons and Principal Holders   Trust Officers and Trustees

          of Securities

 16.      Investment Advisory and Other Services    Management

 17.      Brokerage Allocation and Other Practices   Execution of Portfolio Transactions

 18.      Capital Stock and Other Securities      None

 19.      Purchase, Redemption and Pricing of     Purchase of Shares; Shareholder

          Securities Being Offered                Account Services and Privileges

 20.      Tax Status                              Dividends, Distributions and Federal Taxes

 21.      Underwriter                             Management -- Principal Underwriter

 22.      Calculation of Performance Data         Investment Results

 23.      Financial Statements                    Financial Statements



Item in Part "C"



 24.      Financial Statements and Exhibits

 25.      Persons Controlled by or under

          Common Control with Registrant

 26.      Number of Holders of Securities

 27.      Indemnification

 28.      Business and Other Connections of

          Investment Adviser

 29.      Principal Underwriters

 30.      Location of Accounts and Records

 31.      Management Services

 32.      Undertakings


  Signature Page


                              Prospectus

                 THE CASH MANAGEMENT TRUST OF AMERICA(R)

             THE U.S. TREASURY MONEY FUND OF AMERICA(SM)

               THE TAX-EXEMPT MONEY FUND OF AMERICA(SM)

THREE MONEY MARKET FUNDS THAT SEEK TO PROVIDE INVESTORS WITH A WAY TO EARN CURRENT INCOME (EXEMPT FROM FEDERAL INCOME TAX IN THE CASE OF THE TAX-EXEMPT MONEY FUND OF AMERICA) WHILE PRESERVING CAPITAL AND MAINTAINING LIQUIDITY.

[LOGO OF THE AMERICAN FUNDS GROUP(R)]

   December 1, 1995

                      THE CASH MANAGEMENT TRUST OF AMERICA
                    THE U.S. TREASURY MONEY FUND OF AMERICA
                      THE TAX-EXEMPT MONEY FUND OF AMERICA

                             333 South Hope Street
                         Los Angeles, California 90071

The investment objective of each fund is to provide investors with a way to earn income on their cash reserves (exempt from federal income tax in the case of Tax-Exempt Money Fund), while preserving capital and maintaining liquidity. Each fund seeks to meet its objective by investing in a high-quality portfolio of money market instruments.

While the funds attempt to maintain a constant net asset value of $1.00 per share, there can be no assurance that the funds will be able to do so.

This prospectus presents information you should know before investing in the funds. It should be retained for future reference.

You may obtain the statement of additional information dated December 1, 1995, which contains each fund's financial statements, without charge by writing to the Secretary of the funds at the above address or telephoning 800/421-0180. These requests will be honored within three business days of receipt.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON. THE PURCHASE OF FUND SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   09/39/49-010-1295

 -------------------------------------------------------------------------------

  SUMMARY OF EXPENSES

       Average annual
 expenses paid over a
 10-year period would
     be approximately
          $8 per year
       for each fund,
    assuming a $1,000
  investment and a 5%
annual return with no
        sales charge.

          TABLE OF CONTENTS


  Summary of Expenses...........     2
  Financial Highlights .........     3
  Investment Objectives and
   Policies.....................     4
  Certain Securities and
   Investment Techniques........     5
  Investment Results............     7
  Dividends, Distributions
   and Taxes....................     7
  Fund Organization and
   Management...................     9
  The American Funds
   Shareholder Guide............ 12-20
   Purchasing Shares............    12
   Reducing Your Sales Charge...    15
   Shareholder Services.........    16
   Redeeming Shares.............    18
   Retirement Plans.............    20


             IMPORTANT PHONE NUMBERS

   Shareholder Services:    800/421-0180 ext. 1

   Dealer Services:         800/421-9900 ext. 11

   American FundsLine(R):   800/325-3590
                            (24-hour information)



This table is designed to help you understand the costs of investing in each fund. These are historical expenses; your actual expenses may vary.

SHAREHOLDER TRANSACTION EXPENSES
The funds have no sales charges on purchases or reinvested dividends, deferred sales charges, redemption fees or exchange fees./1/

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets after fee waiver)

                                                  CASH        U.S.      TAX-
                                                 MANAGE-    TREASURY   EXEMPT
                                                  MENT       MONEY     MONEY
                                                  TRUST       FUND      FUND
                                                 -------    --------   ------
Management fees (after certain expense
 reimbursements)................................  0.33%       0.30%     0.33%/2/
12b-1 expenses..................................  0.07%/3/    0.08%/3/  0.06%/3/
Other expenses (including audit, legal, share-
 holder services, transfer agent and custodian
 expenses)......................................  0.20%       0.29%     0.26%
Total fund operating expenses...................  0.60%       0.67%     0.65%


EXAMPLE                             1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------                             ------ ------- ------- --------
You would pay the following
cumulative expenses on a
$1,000 investment in each fund,
assuming a 5% annual return./4/

Cash Management Trust.............    $6     $19     $33     $75
U.S. Treasury Money Fund..........    $7     $21     $37     $83
Tax-Exempt Money Fund.............    $7     $21     $36     $81

/1/ There is no sales charge on purchases of shares of the funds. However, if shares of the funds are exchanged for shares of another fund in The American Funds Group the sales charge applicable to the other fund may apply. See "The American Funds Shareholder Guide--Exchange Privilege."
/2/ Capital Research and Management Company has been voluntarily waiving fees to the extent necessary to ensure that Tax-Exempt Money Fund expenses do not exceed 0.65% of the average daily net assets. Had such waiver not been in effect, fees (as a percentage of average net assets) would have been 0.44%.
/3/ These expenses may not exceed 0.15% of each fund's average net assets annually. (See "Fund Organization and Management--Plan of Distribution.") /4/ Use of this assumed 5% return is required by the Securities and Exchange
    Commission; it is not an illustration of past or future investment results. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

-------------------------------------------------------------------------------

          FINANCIAL    The following information has been audited by Price
         HIGHLIGHTS    Waterhouse LLP, independent accountants, whose unquali-
       (For a share    fied report covering each of the most recent five years
        outstanding    is included in the statement of additional information.
     throughout the    This information should be read in conjunction with the
       fiscal year)    financial statements and accompanying notes which are
                       also included in the statement of additional informa-tion.
                                           CASH MANAGEMENT TRUST

                                                  YEAR ENDED SEPTEMBER 30
                            ----------------------------------------------------------------------------
                             1995    1994    1993    1992    1991    1990    1989    1988   1987   1986
                            ------  ------  ------  ------  ------  ------  ------  ------  -----  -----
Net Asset Value, begin-
 ning of year.............   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00  $1.00  $1.00
                            ------  ------  ------  ------  ------  ------  ------  ------  -----  -----
  INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income..    .052    .031    .025    .036    .061    .078    .086    .068   .059   .068
                            ------  ------  ------  ------  ------  ------  ------  ------  -----  -----
     Total income from in-
      vestment operations.    .052    .031    .025    .036    .061    .078    .086    .068   .059   .068
                            ------  ------  ------  ------  ------  ------  ------  ------  -----  -----
  LESS DISTRIBUTIONS
   Dividends from net in-
    vestment income.......   (.052)  (.031)  (.025)  (.036)  (.061)  (.078)  (.086)  (.068) (.059) (.068)
                            ------  ------  ------  ------  ------  ------  ------  ------  -----  -----
   Total Distributions....   (.052)  (.031)  (.025)  (.036)  (.061)  (.078)  (.086)  (.068) (.059) (.068)
                            ------  ------  ------  ------  ------  ------  ------  ------  -----  -----
Net Asset Value, end of
 year.....................   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00  $1.00  $1.00
                            ------  ------  ------  ------  ------  ------  ------  ------  -----  -----
Total Return..............    5.34%   3.10%   2.57%   3.64%   6.26%   8.10%   8.98%   7.00%  6.07%  7.05%
  RATIOS/SUPPLEMENTAL
   DATA
   Net Assets, end of
    year (in millions)....  $2,996  $2,738  $1,940  $2,090  $2,134  $2,145  $1,432  $1,107  $ 809  $ 731
   Ratios of expenses to
    average net assets....     .60%    .68%    .65%    .63%    .61%    .57%    .54%    .50%   .51%   .51%
   Ratio of net income to
    average net assets....    5.21%   3.14%   2.57%   3.59%   6.12%   7.70%   8.62%   6.79%  5.85%  6.77%

                                   U.S. TREASURY MONEY                              TAX-EXEMPT MONEY FUND
                                           FUND

                                                              YEAR ENDED SEPTEMBER 30
                            --------------------------------------------------------------------------------------------
                            1995   1994   1993   1992   1991/1/    1995      1994     1993     1992     1991     1990/2/
                            -----  -----  -----  -----  -------    -----    -----    -----    -----    -----    -------
Net Asset Value, begin-
 ning of period...........  $1.00  $1.00  $1.00  $1.00   $1.00     $1.00    $1.00    $1.00    $1.00    $1.00     $1.00
                            -----  -----  -----  -----   -----     -----    -----    -----    -----    -----     -----
  INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income..   .048   .028   .025   .036    .035      .031     .020     .019     .029     .045      .049
                            -----  -----  -----  -----   -----     -----    -----    -----    -----    -----     -----
     Total income from in-
      vestment operations.   .048   .028   .025   .036    .035      .031     .020     .019     .029     .045      .049
                            -----  -----  -----  -----   -----     -----    -----    -----    -----    -----     -----
  LESS DISTRIBUTIONS
   Dividends from net in-
    vestment income.......  (.048) (.028) (.025) (.036)  (.035)    (.031)   (0.20)   (.019)   (.029)   (.045)    (0.49)
                            -----  -----  -----  -----   -----     -----    -----    -----    -----    -----     -----
   Total Distributions....  (.048) (0.28) (.025) (.036)  (.035)    (.031)   (.020)   (.019)   (.029)   (.045)    (.049)
                            -----  -----  -----  -----   -----     -----    -----    -----    -----    -----     -----
Net Asset Value, end of
 period...................  $1.00  $1.00  $1.00  $1.00   $1.00     $1.00    $1.00    $1.00    $1.00    $1.00     $1.00
                            -----  -----  -----  -----   -----     -----    -----    -----    -----    -----     -----
Total Return..............   4.89%  2.89%  2.49%  3.61%   3.52%/3/  3.14%    1.98%    1.90%    2.96%    4.58%     5.04%/3/
  RATIOS/SUPPLEMENTAL
   DATA
   Net Assets, end of pe-
    riod (in millions)....   $231   $199   $140   $106     $59      $150     $170     $121     $108     $107       $61
   Ratios of expenses to
    average net assets....   .667%  .674%  .608%  .675%   .675%/4/   .65%/5/  .65%/5/  .65%/5/  .65%/5/  .65%/5/   .65%/4/ /5/
   Ratio of net income to
    average net assets....   4.79%  2.91%  2.43%  3.51%   4.77%/4/  3.09%    1.99%    1.88%    2.95%    4.43%     5.16%/4/

 --------

 /1/ Period from 2/1/91-9/30/91.
 /2/ Period from 10/24/89-9/30/90.
 /3/ Based on operations for the period shown and, accordingly, not representative of a full year's operations.
 /4/ Annualized.
 /5/ Had Capital Research and Management Company not waived fees, the fund's ratio of expenses to average net assets would have been 0.75%, 0.73%, 0.79%, 0.77%, 0.74% and 0.87% for the periods ended September 30, 1995, 1994, 1993, 1992, 1991 and 1990, respectively.

-------------------------------------------------------------------------------

         INVESTMENT    THE FUNDS The investment objective of each fund is to
         OBJECTIVES    provide investors with a way to earn income on their
       AND POLICIES    cash reserves (exempt from federal income tax in the
                       case of Tax-Exempt Money Fund), while preserving
   Each fund's goal    capital and maintaining liquidity. Each fund invests
  is to provide you    only in securities determined, in accordance with
 with a way to earn    procedures established by its board of trustees, to
     income on your    present minimal credit risks. It is the current policy
      cash reserves    of Cash Management Trust and Tax-Exempt Money Fund to
 (free from federal    invest only in instruments rated in the highest short-
  income tax in the    term rating category by Moody's Investors Service, Inc.
 case of Tax-Exempt    and Standard & Poor's Corporation (for example,
  Money Fund) while    commercial paper rated "Prime-1" and "A-1" by Moody's
 preserving capital    and S&P, respectively) or in instruments that do not
    and maintaining    have short-term ratings by Moody's or S&P but are
         liquidity.    determined to be of comparable quality in accordance
                       with procedures established by the boards or that are issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities as to the payment of principal and interest.

                       CASH MANAGEMENT TRUST The fund seeks to achieve its objective by investing in a high-quality portfolio of money market instruments, which may include commercial paper, commercial bank obligations, savings association obligations, corporate bonds and notes, and securities of the U.S. Government, its agencies or instrumental-ities. The fund may also enter into repurchase agreements. See "Certain Securities and Investment Techniques" below.

                       U.S. TREASURY MONEY FUND The fund seeks to achieve its objective by investing in a portfolio consisting entirely of U.S. Treasury securities. These securities are guaranteed by the direct "full faith and credit" pledge of the United States Government and therefore are of the highest credit quality. Since the fund invests solely in U.S. Treasury securities, its dividends are generally exempt from most state and local taxes; however, dividends are not exempt from federal income taxes. See "Dividends, Distributions and Taxes" below.

                       TAX-EXEMPT MONEY FUND The fund seeks to achieve its objective by investing in a high-quality portfolio of municipal securities. Dividends paid by the fund are subject to most state and local taxes. See "Certain Securities and Investment Techniques" below. The fund generally invests substantially all of its assets in securities the interest on which is exempt from federal income taxes. The fund may invest up to 20% of its assets in certain municipal securities, the interest on which would constitute an item of tax preference subject to federal alternative minimum tax on corporations and individuals. See "Dividends, Distributions and Taxes" below. When abnormal market conditions require a temporary defensive position or to take advantage of unusual investment opportunities, the fund may invest in taxable short-term securities. In any event, as a matter of fundamental policy, the fund will under normal market conditions

-------------------------------------------------------------------------------

                       invest at least 80% of its total assets in, or derive at least 80% of its income from, securities the interest on which is exempt from federal income taxes (and is not subject to federal alternative minimum tax).

                       OTHER INVESTMENT PRACTICES Each fund's investment restrictions (which are described in the statement of additional information) and objective cannot be changed without shareholder approval. All other investment practices may be changed by each fund's board.

                       ACHIEVEMENT OF THE FUNDS' INVESTMENT OBJECTIVES CANNOT, OF COURSE, BE ASSURED. INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY OTHER ENTITY OR PERSON. THERE CAN BE NO ASSUR-ANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE.

            CERTAIN    MONEY MARKET INSTRUMENTS The funds invest in various
     SECURITIES AND    high-quality money market instruments that mature, or
         INVESTMENT    may be redeemed or resold, in 13 months or less (25
         TECHNIQUES    months or less in the case of U.S. Government
                       securities). For Cash Management Trust they include (1)
   The funds invest    commercial paper (notes issued by corporations or
   in various high-    governmental bodies), (2) certificates of deposit and
      quality money    bankers' acceptances (time drafts on a commercial bank
             market    where the bank accepts an irrevocable obligation to pay
       instruments.    at maturity), (3) savings association and savings bank
                       obligations, (4) securities of the U.S. Government, its agencies or instrumentalities, and (5) corporate bonds and notes. For U.S. Treasury Money Fund they include
                       U.S. Treasury bills, notes, and bonds. Tax-Exempt Money
                       Fund invests in money market instruments that are issued by states, territories, or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities
                       ("municipalities") to obtain funds for various public purposes. Tax-Exempt Money Fund may purchase various types of municipal securities including tax anticipation notes, bond anticipation notes, revenue anticipation notes, grant anticipation notes, construction loan notes, municipal commercial paper, general obligation bonds, revenue bonds and industrial development bonds. These securities are described in the statement of additional information.

                       REPURCHASE AGREEMENTS Cash Management Trust enters into repurchase agreements under which it buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price including accrued interest, as monitored daily by Capital Research and Management Company. The fund only enters into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is

-------------------------------------------------------------------------------

                       monitored by the Capital Research and Management Company. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the fund may be delayed or limited.

                       VARIABLE AND FLOATING RATE OBLIGATIONS The funds may invest in variable and floating rate obligations which have interest rates that are adjusted at designated intervals or whenever there are changes in the market rates of interest on which the interest rates are based. The rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.

                       WHEN-ISSUED SECURITIES AND FIRM COMMITMENT AGREEMENTS The funds may purchase securities on a delayed delivery or "when-issued" basis and enter into firm commitment agreements (transactions whereby the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). Each fund as purchaser assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase.

                       "PUT" SECURITIES Cash Management Trust and Tax-Exempt Money Fund may purchase securities that provide for the right to resell them to the issuer, a bank, or a broker-dealer typically at the par value plus accrued interest within a specified period of time prior to maturity. This right is commonly known as a "put" or a "demand feature." The funds may pay a higher price for such securities than would otherwise be paid for the same security without such a right. The funds will enter into these transactions only with issuers, banks, or broker-dealers that are determined by Capital Research and Management Company to present minimal credit risks. If an issuer, bank, or broker-dealer should default on its obligation to repurchase, the funds might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. There is no specific limit on the extent to which the funds may invest in such securities.

                       MATURITY Each fund determines net asset value using the penny-rounding method, according to rules of the Securities and Exchange Commission, which permits it to maintain a constant net asset value of $1.00 per share under normal conditions. These rules require, among other things, that each fund limit its investments to securities that will mature no more than 13 months (25 months in the case of securities of the U.S. Government, its agencies or instrumentalities) from the date of purchase, and that the dollar-weighted average portfolio maturity of its investments be 90 days or less. For this purpose, certain variable and

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                       floating rate obligations and "put" securities which
                       may otherwise have stated maturities in excess of 13 months (25 months in the case of U.S. Government securities) will be deemed to have remaining maturities equal to the period remaining until the next readjustment of the interest rate or until the fund is entitled to repayment or repurchase of the security. Cash Management Trust, U.S. Treasury Money Fund and Tax-Exempt Money Fund currently intend to maintain dollar-weighted average portfolio maturities of approximately 30 days or less, 90 days or less and 60 days or less, respectively.

         INVESTMENT    The funds may from time to time compare their invest-
            RESULTS    ment results to various unmanaged indices or other mu-
                       tual funds or savings or investment vehicles in reports
     You may obtain    to shareholders, sales literature and advertisements.
      current yield    The results may be calculated on a total return and/or
     information by    yield (or effective yield) basis for various periods.
   calling 800/421-    Tax-equivalent yields may be calculated for Tax-Exempt
              8068.    Money Fund. Total returns assume the reinvestment of
                       all dividends and any capital gain distributions.

                       The funds' yields and the average annual total returns are calculated in accordance with Securities and Exchange Commission requirements. The annualized yields for Cash Management Trust, U.S. Treasury Money Fund and Tax-Exempt Money Fund for the 7-day period ended September 30, 1995, were 5.26%, 4.86% and 3.19%, respectively. The annualized effective yields for the same period for Cash Management Trust, U.S. Treasury Money Fund and Tax-Exempt Money Fund were 5.40%, 4.98% and 3.24%, respectively. For current yield information, phone 800/421-8068. Of course, past results are not an indication of future results.

         DIVIDENDS,    DIVIDENDS AND DISTRIBUTIONS Each fund declares
      DISTRIBUTIONS    dividends from net investment income daily and
          AND TAXES    distributes the accrued dividends to shareholders each
                       month. Dividends begin accruing one day after payment
             Income    for shares is received by the fund or American Funds
  distributions are    Service Company.
   made each month.
                       FEDERAL TAXES Each fund intends to operate as a "regulated investment company" under the Internal
                       Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders all of its net investment company taxable income and tax-exempt income, the fund itself is relieved of federal income tax with respect to amounts distributed to its shareholders.

                       The tax treatment of dividends and any capital gains is the same whether they are reinvested or received in cash. Dividends distributed by Cash Management Trust and U.S. Treasury Money Fund are taxable for federal income tax purposes (unless you are exempt from taxa-tion or entitled to deferral). Dividends distributed by U.S. Treasury Money Fund will be

-------------------------------------------------------------------------------

                       taxable for federal income tax purposes but will be tax-exempt for purposes of most states' personal income tax. Dividends distributed by Tax-Exempt Money Fund generally will be exempt from federal income tax but generally will be subject to state income tax. This fa-vorable tax treatment may not apply to Tax-Exempt Money Fund shareholders who are "substantial users" (or "re-lated persons") of facilities financed by securities held by Tax-Exempt Money Fund. The funds generally do not realize or distribute capital gains; however, if they do they will be subject to federal and state in-come tax for all three funds. Early each calendar year, you will be notified as to the amount and federal tax status of all dividends and capital gains paid during the prior year. You are required by the Internal Reve-nue Code to report dividends to the federal government even if they are tax-exempt.

                       This is a brief summary of some of the tax laws that affect your investment in the funds. Please see the statement of additional information and your tax ad-viser for further information.

                       IF YOU HAVE NOT FURNISHED A CERTIFIED CORRECT TAXPAYER IDENTIFICATION NUMBER (GENERALLY YOUR SOCIAL SECURITY NUMBER) AND HAVE NOT CERTIFIED THAT WITHHOLDING DOES NOT APPLY, OR IF THE INTERNAL REVENUE SERVICE HAS NOTIFIED THE FUND THAT THE TAXPAYER IDENTIFICATION NUMBER LISTED ON YOUR ACCOUNT IS INCORRECT ACCORDING TO ITS RECORDS OR THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING, FEDERAL LAW GENERALLY REQUIRES EACH FUND TO WITHHOLD 31% FROM ANY DIVIDENDS (OTHER THAN TAX-EXEMPT DIVIDENDS) AND/OR REDEMPTIONS (INCLUDING EXCHANGE REDEMPTIONS). Amounts withheld are applied to your federal tax liability; a refund may be obtained from the Service if withholding results in overpayment of taxes. Withholding will not apply to tax-exempt dividends. Federal law also requires each fund to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholders accounts.

-------------------------------------------------------------------------------

               FUND    FUND ORGANIZATION AND VOTING RIGHTS Each fund is an
       ORGANIZATION    open-end, diversified management investment company and
                AND    was organized as a Massachusetts business trust (Cash
         MANAGEMENT    Management Trust in 1976, Tax-Exempt Money Fund in 1989
                       and U.S. Treasury Money Fund in 1990). Each fund's
      The funds are    board supervises fund operations and performs duties
     members of The    required by applicable state and federal law. Members
     American Funds    of the board who are not employed by Capital Research
    Group, which is    and Management Company or its affiliates are paid
  managed by one of    certain fees for services rendered to the fund as
    the largest and    described in the statement of additional information.
   most experienced    They may elect to defer all or a portion of these fees
         investment    through a deferred compensation plan in effect for each
          advisers.    fund. Shareholders have one vote per share owned and,
                       at the request of the holders of at least 10% of the shares of each fund, each fund will hold a meeting at which each fund's board could be removed by a majority vote. There will not usually be a shareholder meeting in any year except, for example, when the election of the board is required to be acted upon by shareholders under the Investment Company Act of 1940. Since the funds use a combined prospectus, each fund may be liable for misstatements, inaccuracies, or incomplete disclosure concerning any other fund contained in this prospectus.

                       THE INVESTMENT ADVISER Capital Research and Management Company, a large and experienced investment management organization founded in 1931, is the investment adviser to the funds and other funds, including those in The American Funds Group. Capital Research and Management Company is located at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92621. (See "The American Funds Shareholder Guide--Investment Minimums and Fund Numbers" for a listing of funds in The American Funds Group.)

                       Capital Research and Management Company manages the investment portfolios and business affairs of the funds and receives an annual fee from each fund as follows:

                          Cash Management Trust: 0.365% on the first $275 million of average net assets; plus 0.3285% on average net assets in excess of $275 million;

                          U.S. Treasury Money Fund: 0.30% on the first $800 million of average net assets; plus 0.285% on average net assets in excess of $800 million;

                          Tax-Exempt Money Fund: 0.44% on the first $200 million of average net assets; plus 0.42% on average net assets between $200 million and $600 million; plus 0.38% on the portion of average net assets between $600 million and $1.2 billion; plus 0.34% on average net assets in excess of $1.2 billion.

-------------------------------------------------------------------------------

                       These management fee schedules do not reflect voluntary fee waivers that may be made by Capital Research and Management Company from time to time or fee waivers that may be made under a fund's Investment Advisory and Service Agreement with Capital Research and Management Company.

                       Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. (formerly "The Capital Group, Inc."), which is located at 333 South Hope Street, Los Angeles, CA 90071. The research activities of Capital Research and Management Company are conducted by affiliated companies which have offices in Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Singapore, Hong Kong and Tokyo.

                       PRINCIPAL UNDERWRITER American Funds Distributors, Inc., a wholly owned subsidiary of Capital Research and Management Company, is the principal underwriter of each fund's shares. American Funds Distributors is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92621, 8000 IH-10 West, San Antonio, TX 78230, 8332
                       Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. Telephone conversations with American Funds Distributors may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                       PLAN OF DISTRIBUTION Each fund has a plan of distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board and the expenses paid under the plan were incurred within the last 12 months and accrued while the plan is in effect. Expenditures by each fund under its plan may not exceed 0.15% of its average net assets annually (all of which may be for service fees). See "Sales Charges" below.

                       TRANSFER AGENT American Funds Service Company, a wholly owned subsidiary of Capital Research and Management Company, is the transfer agent and performs shareholder service functions. It was paid a fee of $3,759,000 by Cash Management Trust; $152,000 by Tax-Exempt Money Fund; and $212,000 by U.S. Treasury Money Fund, all for the fiscal year ended September 30, 1995. Telephone conversations with American Funds Service Company may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

--------------------------------------------------------------------------------

                             AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                   SERVICE      ADDRESS                AREAS SERVED
                    AREA
                   -------------------------------------------------------------
                   WEST      P.O. Box 2205               AK, AZ, CA, HI, ID,
                             Brea, CA 92622-2205         MT, NV, OR, UT, WA and
                             Fax: 714/671-7080           outside the U.S.
                   -------------------------------------------------------------
                   CENTRAL-  P.O. Box 659522             AR, CO, IA, KS, LA,
                   WEST      San Antonio, TX 78265-9522  MN, MO, ND, NE, NM,
                             Fax: 210/530-4050           OK, SD, TX, and WY
                   -------------------------------------------------------------
                   CENTRAL-  P.O. Box 6007               AL, IL, IN, KY, MI,
                   EAST      Indianapolis, IN 46206-6007 MS, OH, TN and WI
                             Fax: 317/735-6620
                   -------------------------------------------------------------
                   EAST      P.O. Box 2280               CT, DE, FL, GA, MA,
                             Norfolk, VA 23501-2280      MD, ME, NC, NH, NJ,
                             Fax: 804/670-4773           NY, PA, RI, SC, VA,
                                                         VT, WV and Washington,
                                                         D.C.
                   -------------------------------------------------------------
                   ALL SHAREHOLDERS MAY CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 FOR SERVICE.
                   -------------------------------------------------------------
                                   [MAP OF UNITED STATES]
                   -------------------------------------------------------------
                   West (light grey); Central-West (white); Central-East
                       (dark grey), East (purple)

                     THE AMERICAN FUNDS SHAREHOLDER GUIDE

                       ---------------------------------------------------------
         PURCHASING    METHOD     INITIAL INVESTMENT   ADDITIONAL INVESTMENTS
             SHARES    ---------------------------------------------------------
                       ---------------------------------------------------------

    Your investment               See "Investment      $50 minimum (except
    dealer can help               Minimums and Fund    where a lower
 you establish your               Numbers" for         minimum is noted
  account--and help               initial              under "Investment
      you add to it               investment           Minimums and Fund
 whenever you like.               minimums.            Numbers").
                      ---------------------------------------------------------
                       By         Visit any            Mail directly to
                       contacting investment dealer    your investment
                       your       who is registered    dealer's address
                       investment in the state         printed on your
                       dealer     where the            account statement.
                                  purchase is made
                                  and who has a
                                  sales agreement
                                  with American
                                  Funds
                                  Distributors.
                      ---------------------------------------------------------
                       By mail    Make your check      Fill out the account
                                  payable to the       additions form at the
                                  fund and mail to     bottom of a recent
                                  the address          account statement,
                                  indicated on the     make your check
                                  account              payable to the fund,
                                  application.         write your account
                                  Please indicate      number on your check,
                                  an investment        and mail the check
                                  dealer on the        and form in the
                                  account              envelope provided
                                  application.         with your account
                                                       statement.
                      ---------------------------------------------------------
                       By wire    Call 800/421-0180    Your bank should wire
                                  to obtain your       your additional
                                  account              investments in the
                                  number(s), if        same manner as
                                  necessary. Please    described under
                                  indicate an          "Initial Investment."
                                  investment dealer
                                  on the account.
                                  Instruct your
                                  bank to wire
                                  funds to:

                                  Wells Fargo Bank
                                  155 Fifth Street
                                  Sixth Floor
                                  San Francisco,
                                  CA 94106
                                  (ABA #121000248)

                                  For credit to the
                                  account of:
                                  American Funds
                                  Service Company
                                  a/c #4600-076178
                                  (fund name)
                                  (your fund acct.
                                  no.)
                      ---------------------------------------------------------
                       THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE
                       THE RIGHT TO REJECT ANY PURCHASE ORDER.

                      SHARE PRICE Shares are purchased at the offering price next determined after the order is received by the fund or American Funds Service Company. In the case of orders sent directly to the fund or American Funds Service Company, an investment dealer MUST be indicated. This price is the net asset value plus a sales charge, if applicable. Dealers are responsible for promptly transmitting orders. (See the statement of additional information under "Purchase of Shares--Price of Shares.")

                      The net asset value per share is determined as of the close of trading (currently 4:00 p.m., New York time) on each day the New York Stock Exchange is open. The current value of the fund's total assets, less all liabilities, is divided by the total number of shares outstanding and the result, rounded to the nearer cent, is the net asset value per share. The net asset value per share of the money market funds normally will remain constant at $1.00 based on the funds' current practice of valuing their shares using the penny-rounding method in accordance with rules of the Securities and Exchange Commission.

                      SHARE CERTIFICATES Shares are credited to your account and certificates are not issued unless specifically requested. This eliminates the costly problem of lost or destroyed certificates.

-------------------------------------------------------------------------------

                       If you would like certificates issued, please request them by writing to American Funds Service Company. There is usually no charge for issuing certificates in reasonable denominations. CERTIFICATES ARE NOT AVAIL-ABLE FOR THE MONEY MARKET FUNDS.

                       INVESTMENT MINIMUMS AND FUND NUMBERS Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine(R) (see description below):


                                                MINIMUM
                                                INITIAL    FUND
  FUND                                         INVESTMENT NUMBER
  ----                                         ---------- ------
  STOCK AND STOCK/BOND FUNDS
  AMCAP Fund(R)...............................    $1,000     02
  American Balanced Fund(R)...................       500     11
  American Mutual Fund(R).....................       250     03
  Capital Income Builder(R)...................     1,000     12
  Capital World Growth and Income Fund(SM)....     1,000     33
  EuroPacific Growth Fund(R)..................       250     16
  Fundamental Investors(SM)...................       250     10
  The Growth Fund of America(R)...............     1,000     05
  The Income Fund of America(R)...............     1,000     06
  The Investment Company of America(R)........       250     04
  The New Economy Fund(R).....................     1,000     14
  New Perspective Fund(R).....................       250     07
  SMALLCAP World Fund(SM).....................     1,000     35
  Washington Mutual Investors Fund(SM)........       250     01
                                                MINIMUM
                                                INITIAL    FUND
   FUND                                        INVESTMENT NUMBER
   ----                                        ---------- ------
   BOND FUNDS
   American High-Income Municipal Bond
     Fund(SM).................................    $1,000     40
   American High-Income Trust(R)..............     1,000     21
   The Bond Fund of America(SM)...............     1,000     08
   Capital World Bond Fund(R).................     1,000     31
   Intermediate Bond Fund of America(R).......     1,000     23
   Limited Term Tax-Exempt Bond Fund of
    America(SM)...............................     1,000     43
   The Tax-Exempt Bond Fund of America(SM)....     1,000     19
   The Tax-Exempt Fund of California(R)*......     1,000     20
   The Tax-Exempt Fund of Maryland(R)*........     1,000     24
   The Tax-Exempt Fund of Virginia(R)*........     1,000     25
   U.S. Government Securities Fund(SM)........     1,000     22

   MONEY MARKET FUNDS
   The Cash Management Trust of America(R)....     2,500     09
   The Tax-Exempt Money Fund of America(SM)...     2,500     39
   The U.S. Treasury Money Fund of
     America(SM)..............................     2,500     49

 --------
*Available only in certain states.


                       For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts (IRAs). Mini-mums are reduced to $50 for purchases through "Auto-matic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional in-vestments (except as noted above).

                       SALES CHARGES The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

-------------------------------------------------------------------------------

                                                                          DEALER
                                                     SALES CHARGE AS    CONCESSION
                                                   PERCENTAGE OF THE:  AS PERCENTAGE
                                                   ------------------     OF THE
               AMOUNT OF PURCHASE                  NET AMOUNT OFFERING   OFFERING
               AT THE OFFERING PRICE                INVESTED   PRICE       PRICE
               ---------------------               ---------- -------- -------------
               STOCK AND STOCK/BOND FUNDS
               Less than $50,000.................    6.10%     5.75%       5.00%
               $50,000 but less than $100,000....    4.71      4.50        3.75

               BOND FUNDS
               Less than $25,000.................    4.99      4.75        4.00
               $25,000 but less than $50,000.....    4.71      4.50        3.75
               $50,000 but less than $100,000....    4.17      4.00        3.25

               STOCK, STOCK/BOND, AND BOND FUNDS
               $100,000 but less than $250,000...    3.63      3.50        2.75
               $250,000 but less than $500,000...    2.56      2.50        2.00
               $500,000 but less than $1,000,000.    2.04      2.00        1.60
               $1,000,000 or more................    none      none     (see below)


                       Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees (paid pursuant to the fund's plan of distribution), and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $100 million or more as set forth in the statement of additional information (paid by American Funds Distributors).

                       American Funds Distributors, at its expense (from a designated percentage of its income), will, during calendar year 1996, provide additional promotional incentives to dealers. Currently these incentives are limited to the top one hundred dealers who have sold shares of the fund or other funds in The American Funds Group. These incentive payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these promotional incentives.

                       Any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees or any other purchaser investing at least $1 million in shares of the fund (or in combination with shares of other funds in The American Funds Group other than the money market funds) may purchase shares at net asset value; however, a contingent deferred sales charge of 1% is imposed on certain redemptions made within one year of the purchase. (See "Redeeming Shares--Contingent Deferred Sales Charge.")

                       Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to

-------------------------------------------------------------------------------

                       compensate them for providing certain services. (See "Fund Organization and Management--Plan of Distribution.") These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

                       NET ASSET VALUE PURCHASES The stock, stock/bond and bond funds may sell shares at net asset value to: (1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons; (2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers; (3) companies exchanging securities with the fund through a merger, acquisition or exchange offer; (4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $100 million or more; (5) insurance company separate accounts; (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

           REDUCING    AGGREGATION Sales charge discounts are available for
         YOUR SALES    certain aggregated investments. Qualifying investments
             CHARGE    include those by you, your spouse and your children
                       under the age of 21, if all parties are purchasing
       You and your    shares for their own account(s), which may include
   immediate family    purchases through employee benefit plan(s) such as an
        may combine    IRA, individual-type 403(b) plan or single-participant
     investments to    Keogh-type plan or by a business solely controlled by
 reduce your costs.    these individuals (for example, the individuals own the
                       entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the Investment
                       Company Act of 1940, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for

-------------------------------------------------------------------------------

                       other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

                       CONCURRENT PURCHASES To qualify for a reduced sales charge, you may combine concurrent purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. (Shares of the money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.) For example, if you concurrently invest $25,000 in one fund and $25,000 in another, the sales charge would be reduced to reflect a $50,000 purchase.

                       RIGHT OF ACCUMULATION The sales charge for your invest-ment may also be reduced by taking into account the current value of your existing holdings in The American Funds Group. Direct purchases of the money market funds are excluded. (See account application.)

                       STATEMENT OF INTENTION You may reduce sales charges on all investments by meeting the terms of a statement of intention, a non-binding commitment to invest a certain amount in fund shares subject to a commission within a 13-month period. Five percent of the statement amount will be held in escrow to cover additional sales charges which may be due if your total investments over the statement period are insufficient to qualify for a sales charge reduction. (See account application and the statement of additional information under "Purchase of Shares--Statement of Intention.")

                       YOU MUST LET YOUR INVESTMENT DEALER OR AMERICAN FUNDS SERVICE COMPANY KNOW IF YOU QUALIFY FOR A REDUCTION IN YOUR SALES CHARGE USING ONE OR ANY COMBINATION OF THE METHODS DESCRIBED ABOVE.

        SHAREHOLDER    AUTOMATIC INVESTMENT PLAN You may make regular monthly
           SERVICES    or quarterly investments through automatic charges to
                       your bank account. Once a plan is established, your ac-
    The fund offers    count will normally be charged by the 10th day of the
     you a valuable    month during which an investment is made (or by the
  array of services    15th day of the month in the case of any retirement
        designed to    plan for which Capital Guardian Trust Company--another
       increase the    affiliate of The Capital Group Companies, Inc.--acts as
    convenience and    trustee or custodian).
     flexibility of
  your investment--    AUTOMATIC REINVESTMENT Dividends and capital gain dis-
   services you can    tributions are reinvested in additional shares at no
  use to alter your    sales charge unless you indicate otherwise on the
 investment program    account application. You also may elect to have divi-
  as your needs and    dends and/or capital gain distributions paid in cash by
      circumstances    informing the fund, American Funds Service Company or
            change.    your investment dealer.

                       CROSS-REINVESTMENT You may cross-reinvest dividends or dividends and capital gain distributions paid by one fund into another fund in The American Funds Group, subject to conditions outlined in the statement of ad-ditional information. Generally, to use this service the value of your account in the paying fund must equal at least $5,000.

-------------------------------------------------------------------------------

                       EXCHANGE PRIVILEGE You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

                       You may exchange shares by writing to American Funds Service Company (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLine(R) (see "Shareholder Services--American FundsLine(R)" be-low), or by telephoning 800/421-0180 toll-free, faxing (see "Transfer Agent" above for the appropriate fax numbers) or telegraphing American Funds Service Compa-ny. (See "Telephone Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, fax or telegraph. Exchange redemptions and purchases are processed simul-taneously at the share prices next determined after the exchange order is received. (See "Purchasing Shares-- Share Price.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

                       AUTOMATIC EXCHANGES You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or pre-ceding business day if the day falls on a non-business day) of each month you designate. You must either meet the minimum initial investment requirement for the re-ceiving fund OR the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

                       AUTOMATIC WITHDRAWALS You may make automatic withdrawals of $50 or more as follows: five or more times per year if you have an account of $10,000 or more, or four or fewer times per year if you have an account of $5,000 or more. Withdrawals are made on or about the 15th day of each month you designate, and checks will be sent within seven days. (See "Other Important Things to Remember.") Additional investments in a withdrawal account must not be less than one year's scheduled withdrawals or $1,200, whichever is greater. However, additional investments in a withdrawal account may be inadvisable due to sales charges and tax liabilities.

                       THESE SERVICES ARE AVAILABLE ONLY IN STATES WHERE THE FUND TO BE PURCHASED MAY BE LEGALLY OFFERED AND MAY BE TERMINATED OR MODIFIED AT ANY TIME UPON 60 DAYS' WRITTEN NOTICE.

                       ACCOUNT STATEMENTS Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from American Funds Service Company. Purchases through automatic investment plans will be confirmed at least quarterly.

-------------------------------------------------------------------------------

                       AMERICAN FUNDSLINE(R) You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $10,000 per fund, per account each day), or exchange shares around the clock with American FundsLine(R). To use this service, call 800/325-3590 from a TouchTone(TM) telephone.
                       Redemptions and exchanges through American FundsLine(R) are subject to the conditions noted above and in "Redeeming Shares--Telephone Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchasing Shares--Investment Minimums and Fund Numbers"),
                       personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.
                       --------------------------------------------------------
          REDEEMING     By writing to  Send a letter of instruction
             SHARES     American       specifying the name of the fund, the
                        Funds Service  number of shares or dollar amount to
 You may take money     Company (at    be sold, your name and account
        out of your     the            number. You should also enclose any
   account whenever     appropriate    share certificates you wish to
        you please.     address        redeem. For redemptions over $50,000
                        indicated      and for certain redemptions of
                        under "Fund    $50,000 or less (see below), your
                        Organization   signature must be guaranteed by a
                        and            bank, savings association, credit
                        Management--   union, or member firm of a domestic
                        Transfer       stock exchange or the National
                        Agent")        Association of Securities Dealers,
                                       Inc., that is an eligible guarantor
                                       institution. You should verify with
                                       the institution that it is an
                                       eligible guarantor prior to signing.
                                       Additional documentation may be
                                       required for redemption of shares
                                       held in corporate, partnership or
                                       fiduciary accounts. Notarization by a
                                       Notary Public is not an acceptable
                                       signature guarantee.
                       --------------------------------------------------------
                        By contacting  If you redeem shares through your
                        your           investment dealer, you may be charged
                        investment     for this service. SHARES HELD FOR YOU
                        dealer         IN YOUR INVESTMENT DEALER'S STREET
                                       NAME MUST BE REDEEMED THROUGH THE
                                       DEALER.
                       --------------------------------------------------------
                        You may have   You may use this option, provided the
                        a redemption   account is registered in the name of
                        check sent to  an individual(s), a UGMA/UTMA
                        you by using   custodian, or a non-retirement plan
                        American       trust. These redemptions may not
                        FundsLine(R)   exceed $10,000 per day, per fund
                        or by          account and the check must be made
                        telephoning,   payable to the shareholder(s) of
                        faxing, or     record and be sent to the address of
                        telegraphing   record provided the address has been
                        American       used with the account for at least 10
                        Funds Service  days. See "Transfer Agent" and
                        Company        "Exchange Privilege" above for the
                        (subject to    appropriate telephone or fax number.
                        the
                        conditions
                        noted in this
                        section and
                        in "Telephone
                        Redemptions
                        and
                        Exchanges"
                        below)
                        --------------------------------------------------------
                        In the case    Upon request (use the account
                        of the money   application for the money market
                        market funds,  funds) you may establish telephone
                        you may have   redemption privileges (which will
                        redemptions    enable you to have a redemption sent
                        wired to your  to your bank account) and/or check
                        bank by        writing privileges. If you request
                        telephoning    check writing privileges, you will be
                        American       provided with checks that you may use
                        Funds Service  to draw against your account. These
                        Company        checks may be made payable to anyone
                        ($1,000 or     you designate and must be signed by
                        more) or by    the authorized number of registered
                        writing a      shareholders exactly as indicated on
                        check ($250    your checking account signature card.
                        or more)
                       --------------------------------------------------------
                       A SIGNATURE GUARANTEE IS NOT CURRENTLY REQUIRED FOR ANY REDEMPTION OF $50,000 OR LESS PROVIDED THE REDEMPTION CHECK IS MADE PAYABLE TO THE REGISTERED SHAREHOLDER(S) AND IS MAILED TO THE ADDRESS OF RECORD, PROVIDED THE ADDRESS HAS BEEN USED WITH THE ACCOUNT FOR AT LEAST 10 DAYS.

-------------------------------------------------------------------------------

                       THE PRICE YOU RECEIVE FOR THE SHARES YOU REDEEM IS THE NET ASSET VALUE NEXT DETERMINED AFTER YOUR ORDER AND ALL REQUIRED DOCUMENTATION ARE RECEIVED BY THE FUND OR AMERICAN FUNDS SERVICE COMPANY. (SEE "PURCHASING SHARES--SHARE PRICE.")

                       TELEPHONE REDEMPTIONS AND EXCHANGES By using the telephone (including American FundsLine(R)), fax or telegraph redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may reinstate them at any time also by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

                       CONTINGENT DEFERRED SALES CHARGE A contingent deferred sales charge of 1% applies to certain redemptions within the first year on investments of $1 million or more and on any investment made with no initial sales charge by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from qualified retirement plans and other employee benefit plans; for redemptions resulting from participant-directed switches among investment options within a participant-directed employer-sponsored retirement plan; for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 59 1/2; for tax-free returns of excess contributions to IRAs; for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge; and for redemptions in connection with loans made by qualified retirement plans.

                       REINSTATEMENT PRIVILEGE You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge (any contingent deferred sales charge paid will be credited to your

-------------------------------------------------------------------------------

                       account) in any fund in The American Funds Group. Send a written request and a check to American Funds Service Company within 90 days after the date of the redemption or distribution. Reinvestment will be at the next calculated net asset value after receipt. The tax status of a gain realized on a redemption will not be affected by exercise of the reinstatement privilege, but a loss may be nullified if you reinvest in the same fund within 30 days. If you redeem your shares within 90 days after purchase and the sales charge on the purchase of other shares is waived under the reinstatement privilege, the sales charge you previously paid for the shares may not be taken into account when you calculate your gain or loss on that redemption.

                       OTHER IMPORTANT THINGS TO REMEMBER The net asset value for redemptions is determined as indicated under "Purchasing Shares--Share Price." Because each stock, stock/bond and bond fund's net asset value fluctuates, reflecting the market value of the fund's portfolio, the amount a shareholder receives for shares redeemed may be more or less than the amount paid for them.

                       Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of
                       1940), redemption proceeds will be paid on or before the seventh day following receipt of a proper redemption request.

                       A fund may, with 60 days' written notice, close your account if, due to a redemption, the account has a value of less than the minimum required initial investment. (For example, a fund may close an account if a redemption is made shortly after a minimum initial investment is made.)

         RETIREMENT    You may invest in the funds through various retirement
              PLANS    plans including the following plans for which Capital
                       Guardian Trust Company acts as trustee or custodian:
                       IRAs, Simplified Employee Pension plans, 403(b) plans and Keogh- and corporate-type business retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact
                       American Funds Distributors or your investment dealer.
                       To determine which retirement plan is appropriate for you, please consult your tax adviser. TAX-EXEMPT FUNDS
                       SHOULD NOT SERVE AS INVESTMENTS FOR RETIREMENT PLANS.

                       FOR MORE INFORMATION, PLEASE REFER TO THE ACCOUNT APPLICATION OR THE STATEMENT OF ADDITIONAL INFORMATION. IF YOU HAVE ANY QUESTIONS ABOUT ANY OF THE SHAREHOLDER SERVICES DESCRIBED HEREIN OR YOUR ACCOUNT, PLEASE CONTACT YOUR INVESTMENT DEALER OR AMERICAN FUNDS SERVICE COMPANY.

                       [RECYCLE LOGO]      This prospectus has been printed on
                                           recycled paper that meets the
                                           guidelines of the United States
                                           Environmental Protection Agency

20


                         THE CASH MANAGEMENT TRUST OF AMERICA
                                        AND
                       THE U.S. TREASURY MONEY FUND OF AMERICA
                                        AND
                        THE TAX-EXEMPT MONEY FUND OF AMERICA
                                       Part B
                         Statement of Additional Information
                                 December 1, 1995

    This document is not a prospectus but should be read in conjunction with the current Prospectus dated December 1, 1995 of The Cash Management Trust of America ("CMTA"), The U.S. Treasury Money Fund of America ("CTRS") and The Tax-Exempt Money Fund of America ("CTEX"). Those portions of this Statement of Additional Information relating to CTEX are inapplicable to the prospectus for
eligible retirement plans relating to CMTA and CTRS.   The Prospectus may be
obtained from your investment dealer or financial planner or by writing to the funds at the following address:

The Cash Management Trust of America
The U.S. Treasury Money Fund of America
The Tax-Exempt Money Fund of America
Attention:  Secretary
333 South Hope Street
Los Angeles, CA  90071
(213) 486-9200

 CMTA and CTRS have two forms of prospectuses. Each reference to the prospectus in this Statement of Additional Information includes all the funds' prospectuses. Shareholders who purchase shares at net asset value through employer-sponsored defined contribution plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

                               Table of Contents

Item                                                          Page No.



Description of Certain Securities and Investment Techniques    2

Investment Restrictions                                        6

Trustees and Officers of the Funds                            12

Management                                                    15

Dividends and Taxes                                           18

Additional Information Concerning Taxes                       20

Purchase of Shares                                            21

Shareholder Account Services and Privileges                   22

Execution of Portfolio Transactions                           23

General Information                                           24

Investment Results                                            25

Description of Ratings for Debt Securities                    29

Financial Statements                                          Attached


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

INVESTMENT POLICIES - Each fund seeks to maintain a constant net asset value of $1.00 per share for purchases and redemptions. To do so, each fund uses the penny-rounding method of valuing securities pursuant to rule 2a-7 under the Investment Company Act of 1940, certain requirements of which are summarized below.

 In accordance with rule 2a-7, each fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 13 months or less (25 months or less in the case of U.S. Government securities) determined in accordance with procedures established by the Board of Trustees to present minimal credit risks.

    CMTA and CTEX may invest in securities that are rated in the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Trustees. The nationally recognized statistical rating organizations currently rating instruments of the type each fund may purchase are Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff and Phelps, Inc., Fitch Investors Service, Inc., and IBCA Limited and IBCA Inc. Subsequent to its purchase, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for its purchase. Neither event requires the elimination of such securities from the fund's portfolio, but Capital Research and Management Company (the "Investment Adviser") will consider such an event in its determination of whether the fund should continue to hold the securities. Investments in rated securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organiation), and unrated securities not determined by the Board of Trustees to be of comparable quality to those rated in the highest category, will be limited to 5% of each fund's total assets, with the investment in any one such issuer being limited to no more than the greater of 1% of each fund's total assets or $1,000,000.
It is the current policy of CMTA and CTEX to invest only in instruments rated in the highest short-term rating category by Moody's Investors Service, Inc. and Standard & Poor's Corporation or in instruments that do not have short-term ratings by Moody's or S&P but determined to be of comparable quality in accordance with procedures established by the Board of Trustees or that are issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities as to the payment of principal and interest. CTRS invests exclusively in U.S. Treasury securities, which are of the highest credit quality.

THE CASH MANAGEMENT TRUST OF AMERICA

 CMTA may invest in the short-term securities described below:

 1. COMMERCIAL PAPER: Short-term notes (usually maturing in 90 days or less) issued by companies or governmental bodies.

 2. COMMERCIAL BANK OBLIGATIONS: Certificates of deposit (interest-bearing time deposits), bank notes, bankers' acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) representing direct or contingent obligations of commercial banks with assets in excess of $1 billion, based on latest published reports, or obligations issued by commercial banks with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U. S. Government. Commercial banks issuing obligations in which CMTA invests must be on an approved list that is monitored on a regular basis; currently all approved banks have assets in excess of $10 billion.

 3. SAVINGS ASSOCIATION OBLIGATIONS: Certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have assets in excess of $1 billion, based on latest published reports, or obligations issued by institutions with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U. S. Government. Savings associations issuing obligations in which CMTA invests must be on an approved list that is monitored on a regular basis; currently all approved savings associations have assets in excess of $10 billion.

 4. U.S. GOVERNMENT SECURITIES: These securities include (1) direct obligations of the Treasury (such as Treasury bills, notes and bonds), (2) U.S. Government agency obligations guaranteed as to principal and interest by the Treasury, and (3) obligations of certain U.S. Government agencies and instrumentalities which are neither direct obligations of, nor guaranteed by, the Treasury. The latter involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, and Federal Intermediate Credit Banks.

 5. CORPORATE BONDS AND NOTES: Corporate obligations that mature, or may be redeemed by CMTA, in 13 months or less. These obligations may originally have been issued with maturities in excess of 13 months. CMTA may currently invest only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top rating category by Standard & Poor's Corporation or by Moody's Investors Service, Inc. See "Description of Ratings for Debt Securities" for a description of high-quality ratings by Standard & Poor's Corporation and Moody's Investors Service, Inc.

THE TAX-EXEMPT MONEY FUND OF AMERICA

MUNICIPAL SECURITIES - Municipal securities generally include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of bonds have been issued by municipalities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal; the interest paid on such obligations may be excludable from gross income for federal income tax purposes, although current tax laws have eliminated or placed substantial limitations on the purposes of new issues whose interest will be so excluded. Such obligations are considered to be tax-exempt municipal securities, provided that the interest paid thereon qualifies as excludable from federal income tax in the opinion of bond counsel to the issuer; however, the interest on certain of these obligations may be a tax preference item for purposes of the alternative minimum tax. There are, of course, variations in the security of municipal securities, both within a particular classification and between classifications.

 Tax anticipation notes, bond anticipation notes and revenue anticipation notes are issued on an interim basis in expectation of tax collections, revenue receipts or bond sales. Grant anticipation notes are issued in anticipation of receipt of intergovernmental grants. Construction loan notes are issued to provide short-term construction financing for building projects. Municipal commercial paper and general obligations bonds are unsecured promissory obligations issued by municipalities backed by the full faith, credit, and unlimited taxing power of a municipality and repaid with general revenue and other borrowings. Revenue bonds are issued by municipalities to finance facilities which generate income, and are repayable from the revenue received from the facilities built with the borrowed funds. Industrial development bonds are issued by municipalities to finance facilities that are then leased to private businesses and typically are repaid by the private business. CTEX may also purchase other types of municipal securities which have a remaining life of 13 months or less.

 For the purpose of diversification under the Investment Company Act of 1940 (the "1940 Act"), the identification of the issuer of municipal securities depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guaranty may be considered a separate security and would then be treated as an issue of such government or other entity.

TEMPORARY TAXABLE INVESTMENTS - A portion of CTEX's assets, which will normally be less than 20%, may be invested in high-quality taxable short-term securities. Such temporary investments may include: (1) obligations of the U.S. Treasury; (2) obligations of agencies and instrumentalities of the U.S. Government; and (3) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances. These investments may be made when deemed advisable for temporary defensive purposes or when the Investment Adviser believes there is an unusual disparity between the after-tax income available on taxable investments and the income available on tax-exempt securities.

THE U.S. TREASURY MONEY FUND OF AMERICA

REVERSE REPURCHASE AGREEMENTS - Although CTRS has no current intention to do so during the next 12 months, the fund is authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. CTRS will segregate liquid assets such as cash or U.S. Government securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (but no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, these transactions may be considered borrowings by CTRS; accordingly, CTRS will limit these transactions, together with any other borrowings, to no more than one-third of its total assets. Although these transactions will not be entered into for leveraging purposes, to the extent CTRS' aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), CTRS temporarily will be in a leveraged position (I.E., it will have an amount greater than its net assets subject to market risk). Should market values of CTRS' portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As CTRS' aggregate commitments under these transactions increase, the opportunity for leverage similarly increases.

THE TAX-EXEMPT MONEY FUND OF AMERICA AND THE U.S. TREASURY MONEY FUND OF
AMERICA

   LOANS OF PORTFOLIO SECURITIES - Although CTEX or CTRS have no current intention of doing so during the next 12 months, each fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the Investment Adviser.
The borrower must maintain with a fund's custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. A fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. A fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. Each fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, determined at the time any such loan is made.

REPURCHASE AGREEMENTS - Although CTEX or CTRS have no current intention of doing so during the next 12 months, each fund is authorized to enter into repurchase agreements, subject to the standards applicable to CMTA's repurchase agreement transactions as described in the Prospectus.

THE CASH MANAGEMENT TRUST OF AMERICA, THE U.S. TREASURY MONEY FUND OF AMERICA AND THE TAX-EXEMPT MONEY FUND OF AMERICA

WHEN-ISSUED SECURITIES AND FIRM COMMITMENT AGREEMENTS - The funds may purchase securities on a delayed delivery or "when-issued" basis and enter into firm commitment agreements (transactions whereby the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). The funds as purchasers assume the risk of any decline in value of the security beginning on the date of the agreement or purchase.

 The funds will segregate liquid assets such as cash, U.S. Government securities or other appropriate high-grade debt obligations in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a fund's aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the funds temporarily will be in a leveraged position (because it will have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets will likely occur than were it not in such a position. A fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

                            INVESTMENT RESTRICTIONS

 Each fund has adopted the following fundamental policies and investment restrictions which may not be changed without a majority vote of its outstanding shares. Such majority is defined by the 1940 Act as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations expressed in the following investment restrictions are measured immediately after and giving effect to the relevant transaction.

 CMTA may not:

  1. Invest its assets in issues other than those of the U.S. Government, its agencies or instrumentalities, obligations of commercial banks and savings institutions with total assets in excess of $1 billion, commercial paper, and investment-grade corporate obligations--all maturing in one year or less. CMTA may, however, invest in obligations issued by commercial banks and savings institutions with assets of less than $1 billion if the principal amounts of such obligations are fully insured by the U. S. Government;

  2. Invest more than 5% of its total assets in the securities of any one issuer, except the U.S. Government, its agencies and instrumentalities. With respect to 25% of total assets, commercial banks are excluded from this 5% limitation;

  3. Invest more than 25% of total assets in the securities of issuers in the same industry. Electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities are considered separate industries for purposes of this restriction. Obligations of the U.S. Government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, CMTA may, if deemed advisable, invest more than 25% of its assets in the obligations of commercial banks;

  4. Enter into any repurchase agreement if, as a result, more than 10% of total assets would be subject to repurchase agreements maturing in more than seven days;

  5. Make loans to others except for the purchase of debt securities or entering into repurchase agreements as listed above;

  6. Borrow money, except from banks for temporary purposes and then in an amount not in excess of 33-1/3% of total assets. This borrowing power is reserved to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not included for investment purposes;

  7. Pledge more than 15% of its assets and then only to secure temporary borrowings from banks;

  8. Sell securities short;

  9. Invest in puts, calls, straddles, spreads or any combination thereof;

 10. Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate, or commodities;

 11. Engage in the underwriting of securities issued by others.

    Notwithstanding Investment Restriction #9, the fund may invest in securities with put and call features. Notwithstanding Investment Restriction #10, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

 For purposes of Investment Restriction #1, CMTA currently invests only in high quality obligations in accordance with rule 2a-7 under the 1940 Act, see the Prospectus. (CMTA will notify shareholders 180 days in advance in the event it no longer is required to adhere to rule 2a-7 and it intends to stop relying on the rule.) For purposes of Investment Restriction #3, CMTA will not invest 25% or more of total assets in the securities of issuers in the same industry. Additionally, for purposes of Investment Restriction #3, the Investment Adviser currently interprets the term "commercial banks" to mean domestic branches of U.S. banks. These policies are non-fundamental and may be changed by the Board of Trustees without shareholder approval.

 CTRS may not:

  1. Purchase any security (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities), if immediately after and as a result of such investment (a) with respect to 75% of CTRS' total assets, more than 5% of CTRS' total assets would be invested in securities of the issuer, or (b) CTRS would hold more than 10% of any class of securities or of the total securities of the issuer (for this purpose all indebtedness of an issuer shall be deemed a single class).

  2. Buy or sell real estate (including real estate limited partnerships) in the ordinary course of its business; however, CTRS may invest in securities secured by real estate or interests therein;

  3. Acquire securities for which there is no readily available market or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of CTRS' total assets;

  4. Make loans to others, except by the purchase of debt securities, entering into repurchase agreements or making loans of portfolio securities;

  5. Sell securities short;

  6. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales of securities;

  7. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of CTRS' total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes. In the event that the asset coverage for CTRS' borrowings falls below 300%, CTRS will reduce within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage, and except that CTRS may enter into reverse repurchase agreements, provided that reverse repurchase agreements and any other transactions constituting borrowing by CTRS may not exceed one-third of CTRS' total assets;

  8. Mortgage, pledge, or hypothecate its assets, except in an amount up to 5% of the value of its total assets, but only to secure borrowings for temporary or emergency purposes;

  9. Underwrite any issue of securities, except to the extent that the purchase of securities directly from the issuer in accordance with CTRS' investment objective, policies and restrictions, and later resale may be deemed to be an underwriting;

 10. Knowingly purchase securities of other managed investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

 11. Buy or sell commodities or commodity contracts (including futures contracts) or oil, gas or other mineral exploration or development programs;

 12. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof, except that this shall not prevent the purchase of securities which have "put" or "stand-by commitment" features.

  13. Purchase or retain the securities of any issuer, if, to the knowledge of CTRS, those individual officers and Board members of CTRS, its Investment Adviser, or principal underwriter, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

 14. Invest more than 5% of the value of CTRS' total assets in securities of any issuer with a record of less than three years continuous operation, including predecessors;

 15. Invest 25% or more of total assets in the securities of issuers in the same industry. Electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities are considered separate industries for purposes of this restriction. Obligations of the U.S. Government, its agencies and instrumentalities, are not subject to this 25% or more limitation on industry concentration. In addition, CTRS may, if deemed advisable, invest 25% or more of its assets in the obligations of commercial banks.

    Notwithstanding Investment Restriction #10, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

 For purposes of Investment Restriction #11, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases. For purposes of Investment Restriction #15, the Investment Adviser currently interprets the term "commercial banks" to mean domestic branches of U.S. banks. Finally, CTRS will not invest more that 5% of its net assets valued at market at the time of purchase, in warrants including not more than 2% of such net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange; however, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction. These policies are not deemed fundamental and may be changed by the Board of Trustees without shareholder approval.

 CTEX may not:

  1. Purchase any security (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment (a) with respect to 75% of CTEX's total assets, more than 5% of CTEX's total assets would be invested in securities of the issuer, or (b) CTEX would hold more than 10% of any class of securities or of the total securities of the issuer (for this purpose all indebtedness of an issuer shall be deemed a single class).

  2. Enter into any repurchase agreement if, as a result, more than 10% of the value of CTEX's total assets would be subject to repurchase agreements maturing in more than seven days;

  3. Buy or sell real estate (including real estate limited partnerships) in the ordinary course of its business; however, CTEX may invest in securities secured by real estate or interests therein;

  4. Acquire securities subject to restrictions on disposition or securities for which there is no readily available market (including securities of foreign issuers not listed on any recognized foreign or domestic exchange), or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of CTEX's total assets;

  5. Make loans to others, except for the purchase of debt securities, entering into repurchase agreements or making loans of portfolio securities;

  6. Sell securities short, except to the extent that CTEX contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

  7. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales of securities;

  8. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of CTEX's total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes. In the event that the asset coverage for CTEX's borrowings falls below 300%, CTEX will reduce within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

  9. Mortgage, pledge, or hypothecate its assets, except in an amount up to 5% of the value of its total assets, but only to secure borrowings for temporary or emergency purposes;

 10. Underwrite any issue of securities, except to the extent that the purchase of municipal securities directly from the issuer in accordance with CTEX's investment objective, policies and restrictions, and later resale may be deemed to be an underwriting;

 11. Invest in companies for the purpose of exercising control or management;

 12. Knowingly purchase securities of other managed investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

 13. Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

 14. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof, except that this shall not prevent the purchase of municipal securities which have "put" or "stand-by commitment" features;

  15. Purchase or retain the securities of any issuer, if, to the knowledge of CTEX, those individual officers and Board members of CTEX, its Investment Adviser, or principal underwriter, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

 16. Invest more than 5% of the value of CTEX's total assets in securities of any issuer with a record of less than three years continuous operation, including predecessors;

 17. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry.

 For the purpose of CTEX's investment restrictions, the identification of the "issuer" of municipal securities that are not general obligation securities is made by the Investment Adviser on the basis of the characteristics of the securities as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such securities. For purposes of investment restriction #13 the term "commodities contract" includes futures contracts.

    Notwithstanding Investment Restriction #12, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

 A policy of CTEX which is not deemed a fundamental policy, and thus may be changed by the Board of Trustees without shareholder approval is that CTEX may not invest 25% or more of its assets in municipal securities the issuers of which are located in the same state, unless such securities are guaranteed by the U.S. Government, or more than 25% of its total assets in securities the interest on which is paid from revenues of similar type projects (such as hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities). CTEX may invest no more than an aggregate of 20% of its total assets in industrial development securities. There could be economic, business or political developments which might affect all municipal securities of a similar category or type or issued by issuers within any particular geographical area or jurisdiction. To the extent CTEX is required by any state in order to be characterized as "diversified," it may be required to invest no more than 5% of its total assets in the securities of any one issuer, except the U.S. Government, its agencies and instrumentalities. Finally, CTEX will not invest more than 5% of its net assets valued at market at the time of purchase, in warrants including not more than 2% of such net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange; however, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction. These policies are also not deemed fundamental.

                           FUND OFFICERS AND TRUSTEES
                       Trustees and Trustee Compensation


NAME, ADDRESS AND AGE   POSITION WITH   PRINCIPAL OCCUPATION(S) DURING   AGGREGATE             TOTAL            TOTAL NUMBER
                        REGISTRANT     PAST 5 YEARS (POSITIONS WITHIN THE   COMPENSATION          COMPENSATION     OF FUND
                                       ORGANIZATIONS LISTED MAY HAVE    (INCLUDING            FROM ALL FUNDS   BOARDS ON
                                       CHANGED DURING THIS PERIOD)      VOLUNTARILY DEFERRED   MANAGED BY       WHICH
                                                                        COMPENSATION/1/) FROM    CAPITAL          TRUSTEE
                                                                        THE COMPANY DURING    RESEARCH AND     SERVES/2/
                                                                        FISCAL YEAR ENDED     MANAGEMENT
                                                                        SEPTEMBER 30, 1995    COMPANY/2/

++ H. Frederick Christie   Trustee        Private Investor.  The Mission Group   $4,960/3/ CMTA        $137,600         18

P.O. Box 144                           (non-utility holding company, subsidiary of   $2,660/3/ CTEX

Palos Verdes Estates, CA 90274                  Southern California Edison Company),   $2,660/3/ CTRS

Age: 62                                former President and Chief
                                       Executive Officer

Diane C. Creel          Trustee        Chairwoman, CEO and President,   $3,972 CMTA           $37,825          12
100 W. Broadway                        The Earth Technology Corporation   $1,400 CTEX
Suite 5000                                                              $2,055 CTRS
Long Beach, CA 90802
Age: 46

Martin Fenton, Jr.      Trustee        Chairman, Senior Resource Group   $4,571/3/ CMTA        $103,850         16
4350 Executive Drive                   (management of senior living centers)   $2,271/3/ CTEX

Suite 101                                                               $2,271/3/ CTRS
San Diego, CA  92121-2116
Age: 60

Leonard R. Fuller       Trustee        President, Fuller & Company, Inc.   $4,229 CMTA           $38,325          12
4337 Marina City Drive                  (financial management consulting firm)   $1,600 CTEX

Suite 841 ETN                                                           $2,311 CTRS
Marina del Rey, CA 90292
Age: 48

+*Abner D. Goldstine    President, PEO   Capital Research and Management   none/4/               none/4/          12
Age: 65                 and Trustee    Company, Senior Vice President
                                       and Director

+**Paul G. Haaga, Jr.   Chairman of    Capital Research and Management   none/4/               none/4/          14
Age: 46                 the Board      Company, Senior Vice President
                                       and Director

Herbert Hoover III      Trustee        Private Investor                 $4,777 CMTA           $59,600          14
200 S. Los Robles Avenue                                                   $2,477 CTEX
Suite 520                                                               $2,477 CTRS
Pasadena, CA 91101-2431
Age: 67

Richard G. Newman       Trustee        Chairman, President and CEO,     $4,591/3/ CMTA        $39,000          12
3250 Wilshire Boulevard                  AECOM Technology Corporation     $2,291/3/ CTEX
Los Angeles, CA 90010-1599                  (architectural engineering)      $2,291/3/ CTRS

Age: 60

Peter C. Valli          Trustee        Chairman and CEO, BW/IP          $4,300/3/ CMTA        $37,000          12
200 Oceangate Boulevard                  International Inc. (industrial   $2,200/3/ CTEX
Suite 900                              manufacturing)                   $2,200/3/ CTRS
Long Beach, CA 90802
Age: 68



+ Trustees who are considered "interested persons as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company.

++ May be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer.

* Address is 11100 Santa Monica Boulevard, Los Angeles, CA 90025

** Address is 333 South Hope Street, Los Angeles, CA 90071//

/1/ Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by each fund in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustee.

/2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicle for certain variable insurance contracts; and Bond Portfolio for Endowments, Inc. and Endowments, Inc. whose shares may be owned only by tax-exempt organizations.

/3/ Since the plan's adoption, the total amount of deferred compensation accrued by each fund (plus earnings thereon) for participating Trustees is as
follows:   Richard G. Newman ($8,174 - CMTA; $4,529 - CTEX and $4,529 - CTRS),
and Peter C. Valli ($7,871 - CMTA; $4,434 - CTEX; and $4,434 - CTRS). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustee.

/4/ Paul G. Haaga, Jr. and Abner D. Goldstine are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.

                                    OFFICERS

* Teresa S. Cook, VICE PRESIDENT (CMTA AND CTRS ONLY). Capital Research and Management Company, Vice President - Investment Division.

*** Neil L. Langberg, SENIOR VICE PRESIDENT (CTEX ONLY). Capital Research and Management Company, Vice President, Investment Management Group

* Sarah P. Lucas, ASSISTANT VICE PRESIDENT. (CMTA AND CTRS ONLY). Capital
Research
 and Management Company, Assistant Vice President, Investment Management Group

** Mary C. Cremin, VICE PRESIDENT AND TREASURER.  Capital Research and
Management
 Company, Senior Vice President - Fund Business Management Group

* Michael J. Downer, VICE PRESIDENT. Capital Research and Management Company, Senior Vice President - Fund Business Management Group

* Julie F. Williams, SECRETARY. Capital Research and Management Company, Vice President - Fund Business Management Group

   * Kimberly S. Verdick, ASSISTANT SECRETARY. Capital Research and Management Company,
    Assistant Vice President - Fund Business Management Group

** Nymia M. Cucueco, ASSISTANT TREASURER (CTEX ONLY).  Capital Research and
 Management Company, Vice President - Fund Business Management Group

** Anthony W. Hynes, Jr., ASSISTANT TREASURER.  Capital Research and Management
 Company, Vice President - Fund Business Management Group

*  Address is 333 South Hope Street, Los Angeles, CA  90071
** Address is 135 South State College Boulevard, Brea, CA  92621
*** Address is 11100 Santa Monica Boulevard, Los Angeles, CA 90025

    No compensation is paid by a fund to any officer or Trustee who is a director or officer of the Investment Adviser. CMTA pays annual fees of $3,500 to Trustees who are not affiliated with the Investment Adviser; CTEX and CTRS each pay an annual fee of $1,200 to Trustees who are not affiliated with the Investment Adviser, plus each fund pays $200 for each Board of Trustees meeting attended, plus $200 for each meeting attended as a member of a committee of the Board of Trustees. The Trustees may elect, on a voluntary basis, to defer all or a portion of these fees through a deferred compensation plan in effect for each fund. The funds also reimburse certain expenses of the Trustees who are not affiliated with the Investment Adviser. As of November 1, 1995, the officers and Trustees and their families as a group, owned beneficially or of record fewer than 1% of the outstanding shares of a fund.

                                   MANAGEMENT

INVESTMENT ADVISER - The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad, with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world.
The Investment Adviser believes that it is able to attract and retain quality personnel.

 An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

    The Investment Adviser is responsible for more than $100 billion of stocks, bonds and money market instruments and serves over five million investors of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

INVESTMENT ADVISORY AND SERVICE AGREEMENT - Each fund has an Investment Advisory and Service Agreement (the "Agreement") with the Investment Adviser which provides that the Investment Adviser shall determine which securities shall be purchased or sold by each fund and provides certain services to each fund.

    The CMTA Agreement will continue in effect until May 31, 1996, unless sooner terminated. The CTEX Agreement will continue in effect until October 1, 1996, unless sooner terminated, and the CTRS Agreement will continue in effect until October 31, 1996, unless sooner terminated. Each Agreement may be renewed from year-to-year thereafter provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement also provides that either party has the right to terminate it without penalty, upon 60 days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

 The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive, administrative, clerical and bookkeeping functions of each fund; provides suitable office space and utilities; and provides necessary small office equipment, and general purpose accounting forms, supplies, and postage used at the office of the fund.

 The Investment Adviser has agreed to waive its fees by any amount necessary to assure that such expenses do not exceed applicable expense limitations in any state in which the funds' shares are being offered for sale. Only one state, California, continues to impose expense limitations on funds registered for sale therein. The California provision currently limits annual expenses to the sum of 2-1/2% of the first $30 million of average net assets, 2% of the next $70 million and 1-1/2% of the remaining average net assets. Rule 12b-1 distribution expenses would be excluded from this limit. Other expenses which are not subject to these limitations include interest, taxes, brokerage commissions, transaction costs, and extraordinary items such as litigation, as well as, for purposes of the state expense limitations, any amounts excludable under the applicable regulation. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

CMTA The Agreement provides that the Investment Adviser will reimburse CMTA for any expenses incurred by CMTA in any fiscal year, exclusive of interest, taxes, brokerage costs and extraordinary items such as litigation and acquisitions, to the extent such expenses exceed the lesser of 25% of gross income for the preceding year or the sum of (a) 1-1/2% of the average daily net assets of the preceding year up to and including $30 million, and (b) 1% of any excess of average daily net assets of the preceding year over $30 million. The Investment Advisory fee is included as an expense of CMTA and is subject to the expense limitation described in the preceding sentence.

CTEX The Investment Adviser has agreed to bear any CTEX expenses (with the exception of interest, taxes, brokerage costs and extraordinary expenses such as litigation and acquisitions) in excess of 0.75% of CTEX's average net assets per annum, subject to reimbursement by CTEX, during a period which will terminate at the earlier of (i) such time as no reimbursement has been required for a period of 12 consecutive months, provided no advances are outstanding, or
(ii) October 2, 1999. Additionally, the Investment Adviser voluntarily agreed to waive its fees to the extent necessary to ensure that fund expenses do not exceed 0.65% of the average daily net assets. There can be no assurance that this voluntary fee waiver will continue in the future. Each month, to the extent CTEX owes money to the Investment Adviser pursuant to this provision of the Agreement and CTEX's annualized expense ratio for the month is below 0.75%, CTEX will reimburse the Investment Adviser until CTEX's annualized expense ratio equals 0.75% or the debt is repaid, whichever comes first.

CTRS The Investment Adviser has agreed to bear any CTRS expenses (with the exception of interest, taxes, brokerage costs and extraordinary expenses such as litigation and acquisitions) in excess of 0.75% of CTRS's average net assets per annum, subject to reimbursement by CTRS during a period which will terminate at the earlier of (i) such time as no reimbursement has been required for a period of 12 consecutive months, provided no advances are outstanding, or
(ii) February 1, 2001. Additionally, the Investment Adviser voluntarily agreed to waive its fees to the extent necessary to ensure that fund expenses do not exceed 0.675% of the average daily net assets. There can be no assurance that this voluntary fee waiver will continue in the future. Each month, to the extent CTRS owes money to the Investment Adviser pursuant to this provision of the Agreement and CTRS' annualized expense ratio for the month is below 0.75%, CTRS will reimburse the Investment Adviser until CTRS' annualized expense ratio equals 0.75% or the debt is repaid, whichever comes first

    During the fiscal years ended September 30, 1995, 1994, and 1993, the Investment Adviser's total fees from CMTA amounted to $9,526,000, $7,882,000, and $6,739,000, respectively. During the fiscal years ended September 30, 1995, 1994, and 1993, the Investment Adviser's total fees from CTEX amounted to $699,000, $648,000, and $493,000, respectively. Voluntary fee waivers for CTEX amounted to $161,000 during the fiscal year ended September 30, 1995. During the fiscal years ended 1995, 1994, and 1993, the Investment Adviser's total fees from CTRS amounted to $637,000 $508,000, and $337,000.

PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. is the principal underwriter of each fund's shares. The funds have each adopted a Plan of Distribution (the "Plan"), pursuant to rule 12b-1 under the 1940 Act (see "Principal Underwriter" in the Prospectus). The Principal Underwriter receives amounts payable pursuant to the Plan (see below).

 As required by rule 12b-1, the Plan (together with the Principal Underwriting Agreement) has been approved by the full Board of Trustees and separately by a majority of the Trustees who are not "interested persons" of the funds and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of each fund. The officers and Trustees who are "interested persons" of the funds due to present or past affiliations with the Investment Adviser and related companies may be considered to have a direct or indirect financial interest in the operation of the Plan. Potential benefits of the Plan to the funds are improved shareholder services, savings to the funds in transfer agency costs, savings to the funds in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the funds shall be committed to the discretion of the Trustees who are not interested persons during the existence of the Plan. The Plan is reviewed quarterly and must be renewed annually by the Board of Trustees.

    Under the Plan each fund may expend up to 0.15% of its average net assets annually to finance any activity which is primarily intended to result in the sale of the fund's shares, provided the funds' Boards of Trustees have approved the category of expenses for which payment is being made. In this regard, each fund's Board of Trustees has approved one category of expenses: a service fee to be paid to qualified dealers. During the fiscal year ended September 30, 1995, CMTA, CTRS and CTEX paid $2,083,000, $172,000 and $96,000, respectively, to the Principal Underwriter under the Plan (compensation to dealers). As of September 30, 1995, distribution expenses accrued and unpaid were $111,000, $13,000 and $7,000 for CMTA, CTRS and CTEX, respectively.

                              DIVIDENDS AND TAXES

DAILY INCOME DIVIDENDS - A dividend from net investment income is declared each day on shares of each fund. This dividend is payable to everyone who was a shareholder at the close of business the previous day. Accordingly, when shares are purchased dividends begin to accrue on the day following receipt by the Transfer Agent of payment for the shares; when shares are redeemed, the shares are entitled to the dividend declared on the day the redemption request is received by the Transfer Agent. Dividends are automatically reinvested in shares, on the last business day of the month, at net asset value (without sales charge), unless a shareholder otherwise instructs the Transfer Agent in writing. Shareholders so requesting will be mailed checks in the amount of the accumulated dividends.

 Under the penny-rounding method of pricing (see "Purchase of Shares"), each fund rounds its per share net asset value to the nearer cent to maintain a stable net asset value of $1.00 per share. Accordingly its share price ordinarily would not reflect realized or unrealized gains or losses unless such gains or losses were to cause the net asset value to deviate from $1.00 by one half-cent or more. Pursuant to Securities and Exchange Commission regulations, the Trustees have undertaken, as a particular responsibility within their overall duty of care owed to shareholders, to assure to the extent reasonably practicable that each fund's net asset value per share, rounded to the nearer cent, will not deviate from $1.00. Among the steps that could be taken to maintain the net asset value at $1.00 when realized or unrealized gains or losses approached one half-cent per share would be to reflect all or a portion of such gains or losses in the daily dividends declared. This would cause the amount of the daily dividends to fluctuate and to deviate from a fund's net investment income for those days, and could cause the dividend for a particular day to be negative. In that event a fund would offset any such amount against the dividends that had been accrued but not yet paid for that month. Alternatively, each fund has reserved the right to adjust its total number of shares outstanding, if deemed advisable by the Trustees, in order to maintain the net asset value of its shares at $1.00. This would be done either by regarding each shareholder as having contributed to the capital of the fund the number of full and fractional shares that proportionately represents the excess, thereby reducing the number of outstanding shares, or by declaring a stock dividend and increasing the number of outstanding shares. Each shareholder will be deemed to have agreed to such procedure by investing in the fund. Such action would not change a shareholder's pro rata share of net assets, but would reflect the increase or decrease in the value of the shareholder's holdings which resulted from the change in net asset value.
TAXES - Each fund intends to meet all the requirements and has elected the tax status of a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, (the "Code"). Under Subchapter M, if each fund distributes within specified times at least 90% of the sum of its investment company taxable income and tax-exempt income, if any, it will be taxed only on that portion, if any, of the investment company taxable income which it retains.

 To qualify, each fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of stock or securities held less than three months; and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of each fund's assets is represented by cash, cash items, U.S. Government securities and securities of other regulated investment companies, and other securities which must be limited, in respect of any one issuer, to an amount not greater than 5% of each fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which each fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

 Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain net income for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by each fund from its current year's ordinary income and capital gain net income and (ii) any amount on which each fund pays income tax during the periods described above. The funds intend to meet these distribution requirements to avoid the excise tax liability.

 The funds do not ordinarily realize short- or long-term capital gains or losses on sales of securities. If a fund should realize gains or losses, it would distribute to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. Although each fund generally maintains a stable net asset value of $1.00 per share, if the net asset value of shares of each fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would to that extent be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes. See also "Purchase of Shares" below.

 If for any taxable year a fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits.

 If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares.

    As of the date of this statement of additional information, the maximum individual tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains is 28%; and the maximum corporate tax applicable to ordinary income and net capital gains is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 in a taxable year will be required to pay an additional amount of tax of up to $11,750, and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an
additional amount of income tax up to $100,000.   Naturally, the amount of tax
payable by a taxpayer will be affected by a combination of tax law rules covering, E.G., deductions, credits, deferrals, exemptions, sources of income and other matters. Under the Code, an individual is entitled to establish an Individual Retirement Account ("IRA") each year (prior to the tax return filing deadline for that year) whereby earnings on investments are tax-deferred. In addition, in some cases, the IRA contribution itself may be deductible.

STATE TAXES - Information relating to the percentage of CTEX's income derived from securities issued in a particular state is available upon request from the Transfer Agent at year end.

    Since all of CTRS' dividends are expected to be attributable to income on U.S. Treasury securities, they are generally exempt from state personal income taxes. Also, some states do not have personal income taxes. CTRS believes that, as of the date of this publication, neither the District of Columbia nor any state impose an income tax on dividends attributable to income on U.S. Treasury securities paid by the fund to individuals. However, other taxes may apply to dividends paid by CTRS to individual shareholders. Further, any distributions of capital gains will not be exempt from income taxes. Becauses tax laws vary from state to state and may change over time, you should consult your tax adviser or state tax authorities regarding the tax status of distributions from CTRS. Corporate shareholders may be subject to income tax or other types of tax on dividends they receive, even in those states that do not impose an income tax on distributions to individual shareholders of CTRS. Corporate shareholders should therefore seek advice from their tax adviser regarding the tax treatment of distributions from CTRS.

                    ADDITIONAL INFORMATION CONCERNING TAXES

 The following is only a summary of certain additional federal, state and local tax considerations generally affecting the funds and their shareholders. No attempt is made to present a detailed explanation of the tax treatment of the funds or their shareholders, and the discussion here and in the funds' Prospectus is not intended as a substitute for careful tax planning. Investors should consult their own tax advisers for additional details as to their particular tax situations.

CTEX

GENERAL - CTEX is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of CTEX would generally not be suitable for tax-exempt institutions or tax-deferred retirement plans (E.G., corporate-type plans, Keogh-type plans and IRA's).
Such retirement plans would not gain any benefit from the tax-exempt nature of CTEX's dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them. In addition, CTEX may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, partnerships and their partners and S Corporations and their shareholders.

 The percentage of total dividends paid by CTEX with respect to any taxable year which qualify for exclusion from gross income ("exempt-interest dividends") will be the same for all shareholders receiving dividends during such year. In order for CTEX to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the aggregate value of CTEX's assets must consist of tax-exempt securities. Not later than 60 days after the close of its taxable year, CTEX will notify each shareholder of the portion of the dividends paid by CTEX to the shareholder with respect to
such taxable year which constitutes exempt-interest dividends.   Shareholders
are required by the Code to report to the federal government all exempt-interest dividends received from the fund (as well as all other similar interest). The aggregate amount of dividends so designated cannot, however, exceed the excess of the amount of interest excludable from gross income from tax under Section 103 of the Code received by CTEX during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code.

 Interest on indebtedness incurred by a shareholder to purchase or carry CTEX shares is not deductible for federal income tax purposes if CTEX distributes exempt-interest dividends during the shareholder's taxable year. Although CTEX normally maintains a constant net asset value of $1.00 per share, in the event a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, and is sold or exchanged at a loss, such loss will be disallowed to the extent of the amount of such exempt-interest dividend.

                               PURCHASE OF SHARES

    The price you pay for fund shares (normally $1.00), is the net asset value per share which is calculated once daily at the close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open as set forth below. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

 The valuation of each fund's portfolio securities and calculation of its net asset value are based upon the penny-rounding method of pricing pursuant to Securities and Exchange Commission regulations. Under the Securities and Exchange Commission regulations permitting the use of the penny-rounding method of pricing, each fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments having remaining maturities of 13 months or less only (25 months or less in the case of U.S. Government securities), and invest only in securities determined by the Board of Trustees to be of high quality with minimal credit risks.

 1. All securities with 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. The maturities of variable or floating rate instruments, with the right to resell them at an agreed-upon price to the issuer or dealer, are deemed to be the time remaining until the later of the next interest adjustment date or until they can be resold.

 Other securities with more than 60 days remaining to maturity shall be valued at prices obtained from a pricing service selected by the Investment Adviser, except that, where such prices are not available or where the Investment Adviser has determined that such prices do not reflect current market value, they shall be valued at the mean between current bid and ask quotations obtained from one or more dealers in such securities.

 Where market prices or market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees or a committee thereof. The fair value of all other assets is added to the value of securities to arrive at the total assets.

 2. There are deducted from the total assets, thus determined, the liabilities, including proper accruals of expense items; and

 3. The net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share. The net asset value of each share will normally remain constant at $1.00.

 Any purchase order may be rejected by the Principal Underwriter or by the funds.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN - The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified ($50 minimum), which will be automatically invested in shares at the offering price on or about the 10th day of the month (or on or about the 15th day of the month in the case of accounts for retirement plans where
Capital Guardian Trust Company serves as trustee or custodian.)   Bank accounts
will be charged on the day or a few days before investments are credited, depending on the bank's capabilities, and shareholders will receive a confirmation statement at least quarterly. Participation in the plan will begin within 30 days after receipt of the account application. If the shareholder's bank account cannot be charged due to insufficient funds, a stop-payment order or closing of your account, the plan may be terminated and the related investment reversed. The shareholder may change the amount of the investment or discontinue the plan at any time by writing the Transfer Agent.

AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - A shareholder in one fund may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that fund (the "paying fund") into any other fund in The American Funds Group (the "receiving fund") subject to the following conditions: (i) the aggregate value of the shareholder's account(s) in the paying fund(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving fund equals or exceeds that fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving fund is below that fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving fund must be automatically reinvested in the receiving fund, and (iii) if this privilege is discontinued with respect to a particular receiving fund, the value of the account in that fund must equal or exceed the fund's minimum initial investment requirement or the fund shall have the right, if the shareholder fails to increase the value of the account to such minimum within 90 days after being notified of the deficiency, automatically to redeem the account and send the proceeds to the shareholder. These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without sales charge).

CHECKWRITING - When the checks you write are presented to The Chase Manhattan Bank for payment, the bank will instruct the Transfer Agent to withdraw the appropriate number of shares from your account (provided payment for the shares has been collected). The bank's rules and regulations governing such checking accounts include the right of the bank not to honor checks in amounts exceeding the value of the account at the time the check is presented for payment. Each month cancelled checks will be returned to you. Generally, you pay no fee for this checkwriting service; however, reasonable service charges for "regular or frequent use" of this service may be assessed in the future. Besides being convenient, this procedure enables you to continue earning daily income dividends on your money until your checks actually clear.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

 Orders for each fund's portfolio securities transactions are placed by the Investment Adviser which strives to obtain the best available prices, taking into account the costs and promptness of executions. Fixed-income securities are generally traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, securities also may be purchased directly from an issuer, in which case no commissions or discounts are paid.

 Subject to the above policy, in circumstances in which two or more brokers are in a position to offer comparable prices and executions, preference may be given to brokers that have sold shares of the funds or have provided investment research, statistical, and other related services to the Investment Adviser for the benefit of the funds and/or of other funds served by the Investment Adviser.

 There are occasions on which portfolio transactions for the funds may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the funds, they are effected only when the Investment Adviser believes that to do so is the interest of the funds. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the funds, including proceeds from the sale of shares of the funds and of securities in either fund's portfolio, are held by The Chase Manhattan Bank, N.A., One Chase Manhattan Plaza, New York, NY 10081, as Custodian.

INDEPENDENT ACCOUNTANTS - Price Waterhouse LLP, 400 South Hope Street, Los Angeles, CA 90071, has served as the funds' independent accountant since inception, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information have been so included in reliance on the report of the independent auditors given on the authority of said firm as experts in accounting and auditing.

   REPORTS TO SHAREHOLDERS - Each fund's fiscal year ends on September 30. Shareholders are provided, at least semiannually, with reports showing the investment portfolio and financial statements audited annually by each fund's independent accountants, Price Waterhouse LLP, whose selection is determined annually by the Trustees. The financial statements contained in the Annual Report are included in this Statement of Additional Information.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Under the laws of certain states, including Massachusetts, where the funds were organized, and California, where each fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of each fund. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which each fund itself would be unable to meet its obligations. Each Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of each fund and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by each fund or Trustees. The Declaration of Trust provides for indemnification out of fund property of any shareholder held personally liable for the obligations of each fund and also provides for each fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

 Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Each fund will provide indemnification to its Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

SHAREHOLDER VOTING RIGHTS - All shares of the funds have equal voting rights and may be voted in the elections of Trustees and on other matters submitted to the vote of shareholders. As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee when requested to do so by the record holders of 10% of the outstanding shares. At such meeting, a trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. The shares do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. No amendment may be made to any fund's Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the fund except that amendments may be made upon the sole approval of the Trustees to conform the Declaration of Trust to the requirements of applicable Federal laws or regulations or the requirements of the regulated investment company provisions of the Code, however, the Trustees shall not be held liable for failing to do so. If not terminated by the vote or written consent of a majority of the outstanding shares, each fund will continue indefinitely.

                               INVESTMENT RESULTS

 Each fund may from time to time provide yield information (including CTEX or CTRS tax-equivalent yield information) or comparisons of each fund's yield to various averages in advertisements or in reports furnished to current or prospective shareholders. Yield will be calculated on a seven-day, tax-equivalent and effective basis, as appropriate, pursuant to formulas prescribed by the Securities and Exchange Commission:

Seven-day yield = (net change in account value x /365//7)

Tax-equivalent yield = tax-exempt portion of seven-day yield/(1-stated income tax rate) + taxable portion of seven day yield

Effective yield* = [1 + (net change in account value) /1//7]/365/

*The effective yield will assume a year's compounding of the seven-day yield.

CMTA The seven-day and effective yields are calculated as follows:

ASSUMPTIONS:
Value of hypothetical pre-existing account with exactly one share at the beginning of the period: $1.0000000

   Value of same account* (excluding capital changes) at the end of the seven-day period ending September 30, 1995: $1.00100885

*Value includes additional shares acquired with dividends paid on the original share.

   CALCULATION:  Ending account value: $1.00100885
  Less beginning account value: $1.00000000
  Net change in account value: $0.00100885

    Seven-day yield = (1.00100885 X /365/7/)        = 5.26%

    Effective yield  = [1 + ( 0.00100885) /1//7]/365/   = 5.40%

CTRS The seven-day and effective yields are calculated as follows:

ASSUMPTIONS:
Value of hypothetical pre-existing account with exactly one share at the beginning of the period: $1.0000000

   Value of same account* (excluding capital changes) at the end of the seven-day period ending September 30, 1995: $1.00093243

 *Value includes additional shares acquired with dividends paid on the original share.

   CALCULATION:  Ending account value: $1.00093243
  Less beginning account value: $1.00000000
  Net change in account value: $0.00093243

    Seven-day yield = (0.00093243 X /365/7/)         = 4.86%

    Effective yield  = [1 + (0.00093243) /1//7]/365/    = 4.98%

CTEX The seven-day, effective and tax-equivalent yields are calculated as follows:

ASSUMPTIONS:
Value of hypothetical pre-existing account with exactly one share at the beginning of the period: $1.0000000

   Value of same account* (excluding capital changes) at the end of the seven-day period ending September 30, 1995: $1.00061145

 *Value includes additional shares acquired with dividends paid on the original share.

   CALCULATION:  Ending account value: $1.00061145
  Less beginning account value: $1.00000000
  Net change in account value: $0.00061145
  Tax-exempt portion of net change: $0.00061145
  Taxable portion of net change: $  -0-

    Seven-day yield = ($0.00061145 X /365/7/) = 3.19%

    Seven-day tax equivalent yield = ($0.00061145 X /365/7/(1-0.396))= 5.28%

    Effective yield  = [1 + ($0.00061145) 1/7]/365/ = 3.24%

 Each fund's investment results may also be calculated for longer periods in accordance with the following method: by subtracting (a) the net asset value of one share at the beginning of the period, from (b) the net asset value of all shares an investor would own at the end of the period for the share held at
the beginning of the period (assuming    reinvestment     of all dividends and
distributions) and dividing by (c) the net asset value per share at the beginning of the period. The resulting percentage indicates the positive or negative rate of return that an investor would have earned from reinvested dividends and distributions and any changes in share price during the period. Based on the foregoing formula, the lifetime return of CMTA was 319.7% (for the period 11/3/76 through 9/30/94), the lifetime return of CTEX was 21.2% (for the period 10/24/89 through 9/30/95), and the lifetime return of CTRS was 18.6% (for the period 2/1/91 through 9/30/95).

 Each fund's investment results will vary from time to time depending upon market conditions, the composition of each fund's portfolio and operating expenses of each fund, so that any yield figure should not be considered representative of what an investment in each fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing each fund's investment results with those published for other investment companies, other investment vehicles and averages. Investment results also should be considered relative to the risks associated with the investment objective and policies.

      CMTA VS. MONEY MARKET FUND AVERAGE ("MMFA") AND BANK AVERAGE ("BA") The information below permits investors to compare the results of similar investment vehicles.

5-Year Period           CMTA             MMFA*            BA**

10/1/89 - 9/30/95       +22.7            +23.1            +22.5



10-Year Period

1985 - 1995              75.6%            73.1%            71.1%

1984 - 1994              80.9             78.0             79.9

1983 - 1993              93.6             89.3             90.9

1982 - 1992             105.7            100.0            102.3

1981 - 1991             126.2            118.6            114.4

1980 - 1990             149.2            135.9            122.6

1979 - 1989             159.8            NA               125.3

1978 - 1988             162.0            NA               125.1

1977 - 1987             159.8            NA               124.9


* BASED ON YIELDS COMPILED BY THE FOLLOWING PUBLICATIONS: FOR FIGURES PRIOR TO 1/1/91, THE SOURCE IS THE MONEY MARKET FUND SURVEY PUBLISHED BY SURVEY PUBLICATIONS; FOR FIGURES BEGINNING 1/1/91, IBC/DONOGHUE'S MONEY FUND REPORT IS USED. THESE PUBLICATIONS PROVIDE 30-DAY AVERAGE YIELD FIGURES ON "X" NUMBER OF MONEY MARKET FUNDS. THIS YIELD FIGURE IS MATHEMATICALLY CONVERTED TO A PER-SHARE DIVIDEND AMOUNT WHICH IS THEN USED TO PRODUCE HYPOTHETICAL RESULTS FOR THE AVERAGE MONEY MARKET FUND.

** CALCULATED FROM FIGURES SUPPLIED BY THE U.S. LEAGUE OF SAVINGS INSTITUTIONS AND THE FEDERAL RESERVE BOARD WHICH ARE BASED ON EFFECTIVE ANNUAL RATES OF INTEREST ON BOTH PASSBOOK AND CERTIFICATE ACCOUNTS. SAVINGS ACCOUNTS OFFER A GUARANTEED RETURN OF PRINCIPAL AND A FIXED RATE OF INTEREST BUT NO OPPORTUNITY FOR CAPITAL GROWTH.

      CTEX VS. MONEY MARKET FUND AVERAGE ("MMFA") AND BANK AVERAGE ("BA")

                                         Tax-Exempt

Lifetime Period         CTEX             MMFA/#/          BA



10/24/89 - 9/30/95      +21.2%           +21.4%           +31.4%


#  SAME AS * EXCEPT IT IS FOR TAX-EXEMPT MONEY MARKET FUNDS
      CTRS VS. MONEY MARKET FUND AVERAGE ("MMFA") AND BANK AVERAGE ("BA")



Lifetime Period         CTRS             Govt             BA
                                         MMFA/@/



2/1/91 - 9/30/95        +18.6%           +19.5%           +20.4%


@ SAME AS * EXCEPT IT IS FOR GOVERNMENT MONEY MARKET FUNDS
                   DESCRIPTION OF RATINGS FOR DEBT SECURITIES
COMMERCIAL PAPER RATINGS

 STANDARD & POOR'S CORPORATION: "A-1" and "A-2" are the two highest commercial paper rating categories and are described as follows:

 "A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong."

 "A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated 'A-1'."

 MOODY'S INVESTORS SERVICE, INC.: "Prime-1" and "Prime-2" are the two highest commercial paper rating categories and are described as follows:

"ISSUERS RATED PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

-  Leading market positions in well established industries.

-  High rates of return on funds employed.

- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

- Broad margins in earning coverage of fixed financial charges and high internal cash generation.

- Well established access to a range of financial markets and assured sources of alternate liquidity."

"ISSUERS RATED PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained."

BOND RATINGS

 STANDARD & POOR'S CORPORATION: "AAA" and "AA" are the two highest bond rating categories, and are described as follows:

 "Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong."

 "Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."

 MOODY'S INVESTORS SERVICE, INC.: "Aaa" and "Aa" are the two highest bond rating categories, and are described as follows:

 "Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

 "Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."

NOTE RATINGS

 STANDARD & POOR'S CORPORATION: "SP-1" and "SP-2" are the two highest note rating categories, and are described as follows:

 "SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation."

 "SP-2 Satisfactory capacity to pay principal and interest."

  MOODY'S INVESTORS SERVICE, INC.: "MIG-1" and "MIG-2" are the two highest note rating categories, and are described as follows:

"MIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing."

"MIG 2: This designation denotes high quality. Margins of protection are ample although not as large as in the preceding group."

The Tax-Exempt Money Fund of America
Investment Portfolio, September 30, 1995

                                                                                   Principal          Market

                                                                  Yield at         Amount             Value

                                                                  Acquisition      (000)              (000)

Municipal Securities

---------------------------------------------------               -----------      ----------         ---------

ALABAMA - 1.93%

 The Industrial Development Board of the City of

  Montgomery, Pollution Control and Solid Waste

  Disposal Revenue Refunding Bonds (General

  Electric Company Project), Series 1990, TECP,

  3.60% 11/7/95                                                   3.60%            $2,000             $2,000

 Special Care Facilities Financing Authority of

  the City of Montgomery, Hospital Depreciable

  Assets Revenue Bonds, Series 1985, FGIC

  Insured, VRDN, 4.25% 10/4/95*                                   4.25             900                900



ALASKA - 5.32%

 Housing Finance Corporation General

  Purpose Bonds, 1991 Series C, VRDN,

  4.35% 10/2/95*                                                  4.35             3,500              3,500

 City of Valdez, Marine Terminal Revenue

  Refunding Bonds (ARCO Transportation

  Alaska, Inc. Project):

   1994 Series C, TECP, 3.50% 10/5/95                             3.50             1,300              1,300

   1994 Series A, TECP, 3.55% 11/10/95                            3.55             2,000              2,000

   1994 Series A, TECP, 3.70% 11/27/95                            3.70             1,200              1,200



ARIZONA - 4.22%

 The Industrial Development Authority of the City

  of Chandler, Floating Rate Monthly Demand

  Industrial Development Revenue Bonds

  (Parsons Municipal Services, Inc. Project),

  Series 1983, VRDN, 4.00% 10/13/95*                              4.00             1,000              1,000

 City of Mesa Municipal Development Corporation,

  Special Tax Update Bonds, Series 1985,

  TECP, 3.55% 10/24/95                                            3.55             1,000              1,000

 Salt River Project Agricultural Improvement

  and Power District, Promissory Notes, TECP:

   3.50% 11/2/95                                                  3.50             2,350              2,350

   3.70% 11/6/95                                                  3.70             2,000              2,000



ARKANSAS - 1.33%

 Board of Trustees of the University of Arkansas

  Various Facility Revenue Bonds (UAMS

  Campus), Series 1994, VRDN, 4.35% 10/2/95*                      4.35             2,000              2,000



CALIFORNIA - 4.89%

 State 1994 Revenue Anticipation Warrants,

  FGIC Insured, 5.75% 4/25/96                                     3.80             4,000              4,042

 County of Los Angeles, 1994-95 Tax and

  Revenue Anticipation Notes, 4.50% 7/1/96                        3.97             3,300              3,312



FLORIDA - 4.30%

 Sunshine State Governmental Financing

  Commission Revenue Bonds, Series 1986, TECP,

  3.55% 11/6/95                                                   3.55             1,000              1,000

 Jacksonville Electric Authority Electric System,

  Tax-Exempt Commercial Paper Notes, Series C-1,

  TECP, 3.80% 10/18/95                                            3.80             2,800              2,800

 City of Orlando, Waste Water System Refunding

  Revenue Bonds, 1993 Series A, 3.80% 10/1/95                     3.45             1,465              1,465

 Pinellas County Educational Facilities Authority

  Refunding Program Revenue Bonds, Series 1985

 (Pooled Independent Higher Education Institutions

 Loan Program) Adjustable Convertible Extendable

 Securities, TECP, 3.65% 11/13/95                                 3.65             1,200              1,200



GEORGIA - 2.73%

 State General Obligation Bond,

  1993 Series F, 6.50% 12/1/95                                    3.76             2,500              2,512

 Development Authority of Burke County,

  Adjustable Tender Pollution Control Revenue

  Bonds (Oglethorpe Power Corporation Vogtle

  Project), Series 1992A, TECP, 3.70% 10/25/95                    3.70             1,600              1,600



HAWAII - 3.92%

 Department of Budget and Finance of the State of

  Hawaii, Special Purpose Revenue Bonds (Kuakini

  Medical Center Project), Floating Rate Monthly

  Demand, Series 1984, VRDN, 3.90% 10/2/95*                       3.90             800                800

 Housing Finance and Development Corporation,

  Affordable Rental Housing Program Revenue

  Bonds, 1993 Series A, VRDN, 4.45% 10/2/95*                      4.45             1,000              1,000

 City and County of Honolulu, General Obligation

  Bond Anticipation Notes, TECP:

   3.70% 10/4/95                                                  3.70             2,600              2,600

   3.55% 10/11/95                                                 3.55             1,500              1,500



ILLINOIS - 6.22%

 Health Facilities Authority Revenue Bonds

  (Hospital Sisters Services Inc. Obligated

  Group Project), Series 1985 E, MBIA Insured,

  VRDN, 4.25% 10/4/95*                                            4.25             1,500              1,500

 Health Facilities Authority Unit Priced Demand

  Adjustable Revenue Bonds, Alexian Brothers

  Health System, Inc. (Alexian Brothers Medical

  Center Inc. Project), Series 1985D, MBIA

  Insured, TECP:

   3.65% 10/6/95                                                  3.65             4,250              4,250

   3.55% 10/20/95                                                 3.55             1,100              1,100

 City of Chicago General Obligation Tender Notes

  Series 1994A, 3.50% Mandatory Put 10/31/95                      3.50             2,500              2,500



INDIANA - 3.75%

 Jasper County, Variable Rate Demand Pollution

  Control Refunding Revenue Bonds (Northern

  Indiana Public Service Company Project),

  Series 1988C, TECP:

   3.75% 10/17/95                                                 3.75             2,000              2,000

   3.85% 10/20/95                                                 3.85             1,400              1,400

 City of Sullivan, Floating/Fixed Rate Pollution

  Control Revenue Bonds (Hoosier Energy Rural

  Electric Cooperative, Inc. Project):

   Series 1985-L5, TECP, 3.85% 10/23/95                           3.85             1,235              1,235

   Series 1985-L2, TECP, 3.60% 11/15/95                           3.60             1,000              1,000



KANSAS - 2.99%

 City of Burlington Pollution Control

  Refunding and Improvement Revenue Bonds

  (Kansas City Power & Light Company Project):

   Series 1985, TECP, 3.60% 10/11/95                              3.60             2,000              2,000

   TECP, 3.50% 11/1/95                                            3.50             1,500              1,500

   Series 1987B, TECP, 3.75% 11/14/95                             3.75             1,000              1,000



KENTUCKY - 2.20%

 Pendleton County Multi-County Lease

  Revenue Bonds (Kentucky Association of

  Counties Leasing Trust Program), Series

  1989, Money Market Municipal,

  3.60% 10/10/95                                                  3.60             3,300              3,300



LOUISIANA - 2.99%

 Jefferson Parish Hospital Service District #2

  Hospital Revenue Bonds, Series 1985, FGIC

  Insured, VRDN, 4.30% 10/2/95*                                   4.30             2,100              2,100

 Lake Charles Harbor and Terminal District

  Flexible Demand Port Facilities Revenue

  Bonds (CITGO Petroleum Corp. Project),

  Series 1984, VRDN, 4.20% 10/2/95*                               4.20             1,400              1,400

 Public Facilities Authority Hospital

  Revenue and Refunding Bonds (Willis-

  Knighton Medical Center Project), Series

  1993, VRDN, 4.40% 10/4/95*                                      4.40             1,000              1,000



MARYLAND - 3.08%

 Anne Arundel County Economic Development

  Revenue Bonds (Baltimore Gas and Electric

  Company Project), Series 1988, TECP:

   3.75% 10/3/95                                                  3.75             1,400              1,400

   3.95% 10/23/95                                                 3.95             2,240              2,240

 Howard County, Adjustable Line Exempt

  Securities Consolidated Public Improvement

  Bond Anticipation Notes, Series A, TECP,

  3.65% 11/14/95                                                  3.65             1,000              1,000



MINNESOTA - 2.55%

 Housing Finance Agency Single-Family

  Mortgage Bonds, 1993 Series F, 5.25%

  Mandatory Put 1/16/96                                           5.25             840                840

 Regents of the University of Minnesota,

  Variable Rate Demand Bonds:

   Series 1985G, 3.60% Optional Put 2/1/96                        3.60             2,000              2,000

   Series 1985E, TECP, 4.40% 10/2/95                              4.40             1,000              1,000



MISSOURI - 3.72%

 State Environmental Improvement and Energy

  Resources Authority of the State of Missouri

  Unit Priced Demand Adjustable Pollution

  Control Revenue Bonds (Union Electric Company

  Project) Series 1985A, TECP:

   3.65% 10/25/95                                                 3.65             1,000              1,000

   3.70% 11/8/95                                                  3.70             1,000              1,000

 Higher Education Loan Authority Adjustable

  Rate Demand Student Loan Revenue Bonds, VRDN:

   Series 1990 B, 4.50% 10/2/95*                                  4.50             1,000              1,000

   Series 1990 A, 4.50% 10/2/95*                                  4.50             1,600              1,600

 City of Columbia, Special Obligation

  Insurance Reserve Bonds, Series 1988 A,

  VRDN, 4.40% 10/4/95*                                            4.40             1,000              1,000



MONTANA - 1.38%

 State Board of Housing, Single-Family

  Mortgage Bonds, 1987 Series B-2,

  4.60% Optional Put 10/1/95                                      4.60             1,070              1,070

 City of Forsyth, Flexible Demand Pollution

  Control Revenue Bonds (Portland General

  Electric Company Colstrip Project),

  Series 1983 A, VRDN, 4.25% 10/2/95*                             4.25             1,000              1,000



NEVADA - 0.86%

 Washoe County Water Facilities Revenue Bonds

  (Sierra Pacific Power Company Project),

  Series 1990, TECP, 3.60% 11/3/95                                3.60             1,300              1,300



NEW MEXICO - 1.26%

 Educational Assistance Foundation Student

  Loan Revenue Bonds, Series 1992-B, VRDN,

  4.50% 10/4/95*                                                  4.50             1,900              1,900



NORTH CAROLINA - 1.66%

 Educational Facilities Finance Agency Revenue

  Bonds (Duke University Project), VRDN:

   Series 1991 D, 4.35% 11/30/95*                                 4.35             1,500              1,500

   Series 1992 A, 4.35% 11/30/95*                                 4.35             1,000              1,000



PENNSYLVANIA - 3.26%

 Delaware County Industrial Development Authority

  Pollution Control Revenue Refunding Bonds

  (Philadelphia Electric Company Project):

   1988 Series B, TECP, 3.70% 10/20/95                            3.70             1,100              1,100

   Series 1988, TECP, 3.70% 10/26/95                              3.70             1,500              1,500

 Delaware County Industrial Development Authority

  Solid Waste Revenue Bonds (Scott Paper Company

  Project), Series 1984 D, VRDN, 4.40% 10/2/95*                   4.40             1,000              1,000

 Venango Industrial Development Authority

  Resource Recovery Revenue Bonds (Scrubgrass

  Project), 1990 Series A, TECP, 3.75% 10/16/95                   3.75             1,300              1,300



TENNESSEE - 3.99%

 State General Obligation Bond Anticipation

  Notes, Series 1994A, VRDN, 4.25% 10/2/95*                       4.25             2,000              2,000

 Health and Educational Facilities Board of the

  Metropolitan Government of Nashville and

  Davidson County, Hospital Revenue Bonds,

  (Baptist Hospital, Inc.), TECP, Series 1992,

  3.65% 10/13/95                                                  3.65             4,000              4,000



TEXAS - 7.18%

 City of Austin (Travis and Williamson Counties),

  Combined Utility Systems Notes, Series A, TECP:

   3.75% 10/16/95                                                 3.75             1,200              1,200

   3.80% 10/19/95                                                 3.80             1,400              1,400

   3.55% 11/9/95                                                  3.55             1,200              1,200

 Brazos Higher Education Authority, Inc. Student

  Loan Revenue Bonds, Series 1993B-1, VRDN,

  4.45% 12/5/95*                                                  4.45             1,000              1,000

 Harris County Health Facilities Development

  Corporation SCH Health Care System Unit Priced

  Demand Adjustable Revenue Bonds (Sisters of

  Charity of the Incarnate Word, Houston)

  Series 1985, TECP:

   3.55% 10/23/95                                                 3.55             1,000              1,000

   3.70% 10/26/95                                                 3.70             1,900              1,900

 Lower Neches Valley Authority Pollution Control

  Revenue Bonds (Chevron U.S.A. Inc. Project),

  Series 1987, 3.75% Optional Put 2/15/96                         3.75             1,000              999

 Municipal Power Agency Bond Anticipation Notes,

  TECP, 3.85% 10/24/95                                            3.85             1,000              1,000

 Program of Board of Regents of the Texas A&M

  University System Permanent University Fund

  Subordinate Lien Notes, Series B, TECP,

  3.70% 10/30/95                                                  3.70             1,100              1,100



UTAH - 4.32%

 State Board of Regents of the State of

  Utah, Student Loan Revenue Bonds, 1988

  Series C, VRDN, 4.50% 10/2/95*                                  4.50             1,100              1,100

 Intermountain Power Agency, Variable Rate Power

  Supply Revenue Bonds, 1985 Series F, 3.80%

  Optional Put 6/15/96                                            3.80             3,000              2,999

 Intermountain Power Agency, Variable Rate

  Power Supply Revenue and Refunding Bonds,

  1985 Series F2, TECP:

   3.65% 10/4/95                                                  3.65             1,000              1,000

   3.75% 10/12/95                                                 3.75             1,400              1,400



VIRGINIA - 10.10%

 Housing Development Authority, Commonwealth

  Mortgage Bonds, 1993 Series F, Subseries F-STEM:

   3.70% Mandatory Put 10/12/95                                   3.70             2,500              2,500

   3.55% Mandatory Put 11/16/95                                   3.55             2,500              2,500

 Industrial Development Authority of the City

  of Norfolk Hospital Revenue Bonds (Sentara

  Hospitals-Norfolk Project), Series 1990A, TECP:

   3.85% 10/20/95                                                 3.85             1,200              1,200

   3.85% 10/24/95                                                 3.85             1,700              1,700

 Industrial Development Authority of the Town of

  Louisa Pollution Control Revenue Bonds (Virginia

  Electric and Power Company), Series 1984,

  Money Market Municipal:

   3.85% 10/27/95                                                 3.85             2,000              2,000

   3.85% 10/30/95                                                 3.85             1,600              1,600

 Alexandria Industrial Development Authority

  Resource Recovery, VRDN, 4.65% 10/2/95*                         4.65             1,400              1,400

 Industrial Development Authority of the County

  of Chesterfield, Money Market Municipals

  Pollution Control Revenue Bonds (Virginia

  Electric and Power Company Project),

  Series 1987B, TECP:

  3.85% 10/17/95                                                  3.85             1,000              1,000

  3.85% 10/19/95                                                  3.85             1,300              1,300



WASHINGTON - 1.60%

 Student Loan Finance Association,

  Guaranteed Student Loan Program, 1988

  Series B, VRDN, 4.05% 12/31/95*                                 4.05             1,000              1,000

 Port of Seattle General Obligation Bonds,

  Series 1985, VRDN, 4.25% 10/2/95*                               4.25             1,400              1,400



WEST VIRGINIA - 3.62%

 The County Commission of Marion County Solid

  Waste Disposal Facility Revenue Bonds, 1990

  Series A (Grant Town Congeneration Project),

  VRDN, 4.50% 10/4/95*                                            4.50             1,700              1,700

 Public Energy Authority Energy Revenue Bonds

  (Morgantown Energy Associates Project),

  1989 Series A, TECP:

   3.55% 10/5/95                                                  3.55             1,750              1,750

   3.80% 11/27/95                                                 3.80             2,000              2,000



WISCONSIN - 0.80%

 State Operating Notes of 1995, 4.50%

  6/17/96                                                         3.80             1,200              1,205



WYOMING - 1.33%

 Lincoln County Pollution Control Revenue Bonds

  (Exxon Project), VRDN, 4.65% 10/2/95*                           4.65             1,400              1,400

 Lincoln County Pollution Control Revenue

  Refunding Bonds (PacifiCorp Projects),

  Series 1991, TECP, 3.65% 11/17/95                               3.65             1,000              1,000

 Sweetwater County Pollution Control

  Revenue Bonds (PacifiCorp Projects),

  Series 1990A, VRDN, 4.35% 10/2/95*                              4.35             2,000              2,000

                                                                                   ----------         ---------

 Total Tax-Exempt Securities (cost: $149,076,000)                                  149,000            149,069



Excess of cash, prepaid expenses, and receivables

 over payables                                                                                        1,353

                                                                                                      ---------

Net Assets                                                                                            $150,422

                                                                                                      =========

*Coupon rates may change periodically; yield at

 acquisition reflects current coupon rate.


See Notes to Financial Statements
THE TAX-EXEMPT MONEY FUND OF AMERICA
FINANCIAL STATEMENTS

--------------------------------------                 ------------     ------------

STATEMENT OF ASSETS AND LIABILITIES

AT SEPTEMBER 30, 1995                                  (DOLLARS IN      THOUSANDS)

-------------------------------------                  ------------     ------------

ASSETS:

INVESTMENT SECURITIES AT MARKET

 (COST: $149,076)                                                       $149,069

CASH                                                                    1,859

RECEIVABLES FOR--

 SALES OF FUND'S SHARES                                $576

 ACCRUED INTEREST                                      950              1,526

                                                       ------------     ------------

                                                                        152,454

LIABILITIES:

PAYABLES FOR--

 PUCHASES OF INVESTMENTS                               1,531

 REPURCHASES OF FUND'S SHARES                          421

 DIVIDENDS PAYABLE                                     24

 MANAGEMENT SERVICES                                   56               2,032

                                                       ------------     ------------

NET ASSETS AT SEPTEMBER 30, 1995 --

 EQUIVALENT TO $1.00 PER SHARE ON

 150,434,168 SHARES OF BENEFICIAL

 INTEREST ISSUED AND OUTSTANDING;

 UNLIMITED SHARES AUTHORIZED                                            $150,422

                                                                        =============

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 1995                  (DOLLARS IN      THOUSANDS)

                                                       ------------     ------------

INVESTMENT INCOME:

INCOME:

 INTEREST                                                               $ 5,946



EXPENSES:

 MANAGEMENT SERVICES FEE                               $699

 DISTRIBUTION EXPENSES                                 96

 TRANSFER AGENT FEE                                    152

 REPORTS TO SHAREHOLDERS                               6

 REGISTRATION STATEMENT AND PROSPECTUS                 93

 POSTAGE, STATIONERY AND SUPPLIES                      55

 TRUSTEES' FEES                                        16

 AUDITING AND LEGAL FEES                               37

 CUSTODIAN FEE                                         8

 TAXES OTHER THAN FEDERAL INCOME TAX                   4

 OTHER EXPENSES                                        27

                                                       ------------------

  TOTAL EXPENSES BEFORE REIMBURSEMENT                  1,193

 REIMBURSEMENT OF EXPENSES                             161              1,032

                                                       ------------     ------------

NET INVESTMENT INCOME                                                   4,914

                                                                        ------------

REALIZED LOSS AND UNREALIZED

 DEPRECIATION ON INVESTMENTS:

NET REALIZED LOSS                                                       (12)

NET UNREALIZED

 DEPRECIATION ON INVESTMENTS:

 BEGINNING OF YEAR                                     (15)

 END OF YEAR                                           (7)

                                                       ------------

  NET CHANGE IN UNREALIZED

   DEPRECIATION ON INVESTMENTS                                          8

                                                                        ------------

 NET REALIZED LOSS AND UNREALIZED

  DEPRECIATION ON INVESTMENTS                                           (4)

                                                                        ------------

NET INCREASE IN NET ASSETS RESULTING

 FROM OPERATIONS                                                        $4,910

                                                                        ============

STATEMENT OF CHANGES IN NET

 ASSETS                                                (DOLLARS IN      THOUSANDS)

----------------------------------------               -------------    -------------

                                                       YEAR ENDED       SEPTEMBER 30



                                                       1995             1994

OPERATIONS:                                            -------------    -------------

NET INVESTMENT INCOME                                  $ 4,914          $ 2,927

NET REALIZED (LOSS) GAIN                               (12)             10

NET INCREASE (DECREASE) IN UNREALIZED

 APPRECIATION (DEPRECIATION) ON INVESTMENTS            8                (4)

                                                       -------------    -------------

 NET INCREASE IN NET ASSETS

  RESULTING FROM OPERATIONS                            4,910            2,933

                                                       -------------    -------------

DIVIDENDS PAID TO SHAREHOLDERS                         (4,914)          (2,927)

                                                       -------------    -------------

CAPITAL SHARE TRANSACTIONS:

PROCEEDS FROM SHARES SOLD:

 254,916,915 AND 278,240,320

 SHARES, RESPECTIVELY                                  254,917          278,240

PROCEEDS FROM SHARES ISSUED IN

 REINVESTMENT OF NET INVESTMENT INCOME

 DIVIDENDS AND DISTRIBUTIONS OF NET

 REALIZED GAIN ON INVESTMENTS:

 4,518,581 AND 2,735,835 SHARES,

 RESPECTIVELY                                          4,519            2,736

COST OF SHARES REPURCHASED:

 279,235,665 AND 231,575,866

 SHARES, RESPECTIVELY                                  (279,236)        (231,576)

                                                       -------------    -------------

 NET (DECREASE) INCREASE IN NET ASSETS

  RESULTING FROM CAPITAL SHARE

  TRANSACTIONS                                         (19,800)         49,400

                                                       -------------    -------------

TOTAL (DECREASE) INCREASE IN NET ASSETS                (19,804)         49,406



NET ASSETS:

BEGINNING OF YEAR                                      170,226          120,820

                                                       -------------    -------------



END OF YEAR                                            $150,422         $170,226

                                                       =============    ==============


SEE NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements

1.The Tax-Exempt Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

 The fund uses the penny-rounding method of valuing its shares, in accordance with Securities and Exchange Commission (SEC) rules. This method permits the fund to maintain a constant net asset value of $1.00 per share, provided the market value of the fund's shares does not deviate from $1.00 by more than one-half of 1% and the fund complies with other restrictions set forth in the SEC rules.

 Municipal securities with 60 days or less to maturity are valued at amortized cost, which approximates market value. Municipal securities with original or remaining maturities in excess of 60 days are valued at prices obtained from a national municipal bond pricing service. The pricing service takes into account various factors such as quality, yield and maturity of municipal securities comparable to those held by the fund, as well as actual bid and asked prices on a particular day. Other securities with original or remaining maturities in excess of 60 days, including securities for which pricing service values are not available, are valued at the mean of their quoted bid and asked prices. However, in circumstances where the investment adviser deems it appropriate to do so, securities will be valued at the mean of their quoted bid and asked prices, or, if such prices are not available, at the mean of such prices for securities of comparable maturity, quality and type. The maturities of variable or floating rate instruments are deemed to be the time remaining until the next interest rate adjustment date. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

 As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Dividends are declared on a daily basis after the determination of the fund's net investment income and paid to shareholders on a monthly basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

 As of September 30, 1995, unrealized depreciation for book and federal income tax purposes aggregated $8,000, which related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the year ended September 30, 1995. During the year ended September 30, 1995, the fund realized, on a tax basis, a net capital loss of $11,000 on sales of securities. The cost of portfolio securities for book and federal income tax purposes was $149,076,000 at September 30, 1995.

3. The fee of $699,000 for management services was paid pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.44% of the first $200 million of average net assets; 0.42% of such assets in excess of $200 million but not exceeding $600 million; 0.38% on that portion of net assets in excess of $600 million but not exceeding $1.2 billion; and 0.34% on that portion of net assets in excess of $1.2 billion.

 The Investment Advisory and Service Agreement provides for fee reductions to the extent that annual operating expenses exceed 0.75% of the average net assets of the fund during a period which will terminate at the earlier of such time as no reimbursement has been required for a period of 12 consecutive months, provided no advances are outstanding, or October 2, 1999. CRMC has also voluntarily agreed to waive its fees to the extent necessary to ensure that the Fund's expenses do not exceed 0.65% of the average net assets. Expenses that are not subject to these limitations are interest, taxes, brokerage commissions, transaction costs, and extraordinary expenses. There can be no assurance that this voluntary fee waiver will continue in the future. Fee reductions amounted to $161,000 for the year ended September 30, 1995.

  Pursuant to a Plan of Distribution with American Funds Distributors, Inc.
(AFD), the fund may expend up to 0.15% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended September 30, 1995, distribution expenses under the plan amounted to $96,000. As of September 30, 1995, accrued and unpaid distribution expenses were $7,000.

 American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $152,000 under the terms of a contract that provides for transfer agency services to be performed for the fund.

 Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of September 30, 1995, aggregate amounts deferred were $9,000.

 CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are wholly owned subsidiaries of CRMC. Certain of the Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. As of September 30, 1995, accumulated undistributed net realized loss on investments was $12,000.

 The fund made purchases and sales of investment securities of $761,180,000 and $779,835,000, respectively, during the year ended September 30, 1995.

PER-SHARE DATA AND RATIOS

                                                                     YEAR ENDED SEPTEMBER 30


                                                       --------      --------      --------      --------      --------

                                                       1995          1994          1993          1992          1991

                                                       --------      --------      --------      --------      --------

NET ASSET VALUE, BEGINNING OF YEAR                     $1.000        $1.000        $1.000        $1.000        $1.000

                                                       --------      --------      --------      --------      --------

 INCOME FROM INVESTMENT OPERATIONS:

  NET INVESTMENT INCOME                                .031          .020          .019          .029          .045

                                                       --------      --------      --------      --------      --------

   TOTAL INCOME FROM INVESTMENT OPERATIONS             .031          .020          .019          .029          .045

                                                       --------      --------      --------      --------      --------

 LESS DISTRIBUTIONS:

  DIVIDENDS FROM NET INVESTMENT INCOME                 (.031)        (.020)        (.019)        (.029)        (.045)

                                                       --------      --------      --------      --------      --------

   TOTAL DISTRIBUTIONS                                 (.031)        (.020)        (.019)        (.029)        (.045)

                                                       --------      --------      --------      --------      --------

NET ASSET VALUE, END OF YEAR                           $1.000        $1.000        $1.000        $1.000        $1.000

                                                       ========      ========      ========      ========      ========

TOTAL RETURN                                           3.14%         1.98%         1.90%         2.96%         4.58%



RATIOS/SUPPLEMENTAL DATA:

 NET ASSETS, END OF YEAR (IN MILLIONS)                 $150          $170          $121          $108          $107

 RATIO OF EXPENSES TO AVERAGE NET ASSETS*              0.65%         .65%          .65%          .65%          .65%

 RATIO OF NET INCOME TO AVERAGE NET ASSETS             3.09%         1.99%         1.88%         2.95%         4.43%


*HAD CRMC NOT WAIVED FEES, THE FUND'S RATIO
OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE
BEEN .75%, .73%, .79%, .77% AND .74% FOR THE
YEARS ENDED SEPTEMBER 30, 1995, 1994, 1993,
1992, AND 1991, REPECTIVELY.

                        Report of Independent Accountants

To the Board of Trustees and Shareholders of The Tax-Exempt Money Fund of
America

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of The Tax-Exempt Money Fund of America (the "Fund") at September 30, 1995, the results of its operations, the changes in its net assets and the per-share data and ratios for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Los Angeles, California
October 27, 1995

1995 Tax Information (Unaudited)
We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year.
Dividends received by retirement plans such as IRAs, Keogh-plans, and 403(b) plans need not be reported as taxable income. However, many retirement trusts may need this information for their annual information reporting.
Shareholders may exclude from federal taxable income any exempt-interest dividends paid from net investment income. All of the dividends paid from net investment income qualify as exempt-interest dividends.
SINCE THE AMOUNTS ABOVE ARE REPORTED FOR THE FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099 DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 1996 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR RESPECTIVE 1995 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

                                     PART C

             THE TAX-EXEMPT MONEY FUND OF AMERICA

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(A) FINANCIAL STATEMENTS:
  Included in Prospectus - Part A
   Financial Highlights
     Included in Statement of Additional Information - Part B
   Investment Portfolio   Notes to Financial Statements
   Statement of Assets and Liabilities  Per-Share Data and Ratios
   Statement of Operations   Independent Auditors Report
   Statement of Changes in Net Assets

 (B) EXHIBITS:

  1. On file (see SEC file No. 33-26431, Initial Form N-1A filed 1/9/89)

  2. On file (see SEC file No. 33-26431, Initial Form N-1A filed 1/9/89)

  3. None.

  4. None.

  5. On file (see SEC file No. 33-26431, Initial Form N-1A filed 1/9/89)

   6. Form of Shareholder Service Agreement between Registrant and American Funds Service Company, as amended 1/1/95

  7. None.

  8. On file (see SEC file No. 33-26431, Pre-Effec Amndmnt No. 2 to Form N-1A filed 10/10/89)

  9. On file (see SEC file No. 33-26431, Initial Form N-1A filed 1/9/89)

 10. Not applicable to this filing

 11. Consent of Independent Accountants

 12. None.

 13. On file (see SEC file No. 33-26431, Pre-Effec Amndmnt No. 2 to Form N-1A filed 10/10/89)

 14. On file (see SEC file No. 33-26431, Initial Form N-1A filed 1/9/89)

 15. On file (see SEC file No. 33-26431, Initial Form N-1A filed 1/9/89)

 16. Updates to previously filed schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 (see SEC file No. 33-26431, Post-Effec Amndmnt No. 8 to Form N-1A filed 11/27/92)

    17. Financial data schedule (EDGAR)

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
  None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.
As of September 30, 1995


                         Number of

Title of Class           Record Holders



Shares of beneficial     5,184

interest (no par value)



ITEM 27. INDEMNIFICATION.

      Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policy written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company which insures its officers and Trustees against certain liabilities.
    However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

  Article VI of the Trust's By-Laws states:

 (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.

 The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

 (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

(c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper in the circumstances because such person has met the applicable standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion; and any determination so made shall be conclusive.

 (e) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested trustees or independent legal counsel.

 (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

 (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

 (h) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

 (i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission.

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
  None.

ITEM 29. PRINCIPAL UNDERWRITERS.

 (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.


ITEM 29.  PRINCIPAL UNDERWRITERS. (cont.)



       (B)  (1)                   (2)                            (3)



      NAME AND PRINCIPAL          POSITIONS AND OFFICES          POSITIONS AND OFFICES

      BUSINESS ADDRESS            WITH UNDERWRITER               WITH REGISTRANT



#    David L. Abzug              Assistant Vice President       None



      John A. Agar                Regional Vice President        None

       1501 N. University, Suite 225

       Little Rock AR 72207



      Robert B. Aprison           Regional Vice President        None

       2983 Bryn Wood Drive

       Madison, WI  53711



&    Richard Armstrong           Assistant Vice President       None



*    William W. Bagnard          Vice President                 None



      Steven L. Barnes            Vice President                 None

       8000 Town Line Avenue South

       Suite 204

       Minneapolis, MN 55438



      Michelle A. Bergeron        Regional Vice President        None

       1190 Rockmart Circle

       Kennesaw, GA  30144



      Joseph T. Blair             Vice President                 None

       27 Drumlin Road

       West Simsbury, CT  06092



      Ian B. Bodell               Regional Vice President        None

       3100 West End Avenue, Suite 870

       Nashville, TN  37215



      Michael L. Brethower        Vice President                 None

       108 Hagen Court

       Georgetown, TX  78628



      C. Alan Brown               Regional Vice President        None

       4619 McPherson Avenue

       St. Louis, MO  63108



*    Daniel C. Brown             Director, Sr. Vice President    None



@    J. Peter Burns              Vice President                 None







      Brian C. Casey              Regional Vice President        None

       9508 Cable Drive

       Kensington, MO  20895



      Victor C. Cassato           Vice President                 None

       999 Green Oaks Drive

       Littleton, CO  80121



      Christopher J. Cassin       Regional Vice President        None

       231 Burlington

       Clarendon Hills, IL  60514



      Denise M. Cassin            Regional Vice President        None

       1425 Vallejo, #203

       San Francisco, CA 94109



*    Larry P. Clemmensen         Director, Treasurer            None



*    Kevin G. Clifford           Senior Vice President          None



      Ruth M. Collier             Vice President                 None

       145 West 67th St. Ste. 12K

       New York, NY  10023



      Thomas E. Cournoyer         Vice President                 None

       2333 Granada Boulevard

       Coral Gables, FL  33134



      Douglas A. Critchell        Vice President                 None

       3521 Rittenhouse Street, N.W.

       Washington, DC  20007



*   Carl D. Cutting             Vice President                 None



      Michael A. Dilella          Vice President                 None

       P. O. Box 661

       Ramsey, NJ  07446



      G. Michael Dill             Senior Vice President          None

       3622 E. 87th Street

       Tulsa, OK  74137



      Kirk D. Dodge               Vice President                 None

       2617 Salisbury Road

       Ann Arbor, MI  48103



      Peter J. Doran              Sr. Vice President             None

       1205 Franklin Avenue

       Garden City, NY  11530



*    Michael J. Downer           Secretary                      Vice President



      Robert W. Durbin            Vice President                 None

       74 Sunny Lane

       Tiffin, OH  44883



+    Lloyd G. Edwards            Vice President                 None



@    Richard A. Eychner          Vice President                 None



*    Paul H. Fieberg             Sr. Vice President             None



      John Fodor                  Regional Vice President        None

       15 Latisquama Road

       Southborough, MA 01772



*    Mark P. Freeman, Jr.        Director, President            None



      Clyde E. Gardner            Vice President                 None

       Route 2, Box 3162

       Osage Beach, MO  65065



#    Evelyn K. Glassford         Vice President                 None



      Jeffrey J. Greiner          Regional Vice President        None

       5898 Heather Glen Court

       Dublin, OH  43017



*    Paul G. Haaga, Jr.          Director                       Chairman of the Board



      David E. Harper             Vice President                 None

       R.D., 1 Box 210, Rte 519

       Frenchtown, NJ  08825







      Ronald R. Hulsey            Regional Vice President        None

       6744 Avalon

       Dallas, TX  75214



*    Robert L. Johansen          Vice President, Controller     None



      Michael J. Johnston         Chairman of the Board          None

       630 Fifth Avenue, 36th Floor

       New York, NY 10111-0121



*    V. John Kriss               Sr. Vice President             None



      Arthur J. Levine            Vice President                 None

       12558 Highlands Place

       Fishers, IN  46038



#    Karl A. Lewis               Assistant Vice President       None



      T. Blake Liberty            Regional Vice President        None

       12585-E East Tennessee Circle

       Aurora, CO  80012



      Steve A. Malbasa            Regional Vice President        None

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



      Steven M. Markel            Vice President                 None

       5241 South Race Street

       Littleton, CO  90121



*    John C. Massar              Vice President                 None



*    E. Lee McClennahan          Vice President                 None



      Laurie B. McCurdy           Regional Vice President        None

       6008 E. Anderson Drive

       Scottsdale, AZ 85255



&    John V. McLaughlin          Senior Vice President          None



      Terry W. McNabb             Vice President                 None

       2002 Barrett Station Road

       St. Louis, MO  63131



*    R. William Melinat          Vice President - Institutional   None

                                  Investment Services Division



      David R. Murray             Regional Vice President        None

       25701 S.E. 32nd Place

       Issaquah, WA  98027



      Stephen S. Nelson           Vice President                 None

       7215 Trevor Court

       Charlotte, NC  28226



*    Barbara G. Nicholich        Assistant Vice President -     None

                                  Institutional Investment Services Division



      William E. Noe              Regional Vice President        None

       12535 Barkley

       Overland Park, KS 66209



      Peter A. Nyhus              Regional Vice President        None

       3084 Wilds Ridge Court

       Prior Lake, MN 55372



      Eric P. Olson               Regional Vice President        None

       62 Park Drive

       Glenview, IL 60025



      Fredric Phillips            Regional Vice President        None

       32 Ridge Avenue

       Newton Centre, MA  02159



#    Candance D. Pilgrim         Assistant Vice President       None



      Carl S. Platou              Regional Vice President        None

       4021 96th Avenue, S.E.

       Mercer Island, WA 98040



*    John O. Post                Vice President                 None



      Steven J. Reitman           Vice President                 None

       212 The Lane

       Hinsdale, IL  60521







      Brian A. Roberts            Regional Vice President        None

       12025 Delmahoy Drive

       Charlotte, NC  28277



*    George L. Romine            Vice President - Institutional   None

                                  Investment Services Division



      George S. Ross              Vice President                 None

       55 Madison Avenue

       Morristown, NJ  07962



*    Julie D. Roth               Vice President                 None



      Douglas F. Rowe             Regional Vice President        None

       30309 Oak Tree Road

       Georgetown, TX 78628



*    Christopher Rowey           Regional Vice President        None



      Dean B. Rydquist            Vice President                 None

       1080 Bay Pointe Crossing

       Alpharetta, GA 30202



      Richard R. Samson           Vice President                 None

       4604 Glencoe Avenue, No. 4

       Marina del Rey, CA  90292



      Joseph D. Scarpitti         Regional Vice President        None

       25760 Kensington Drive

       Westlake, OH 44145



      David W. Short              Vice President                 None

       1000 RIDC Plaza, Suite 212

       Pittsburgh, PA  15238



*    Victor S. Sidhu             Vice President - Institutional   None

                                  Investment Services Division



      William P. Simon, Jr.       Vice President                 None

       554 Canterbury Lane

       Berwyn, PA  19312



*    John C. Smith               Assistant Vice President - Institutional   None

                                  Investment Services Division



*   Mary E. Smith               Assistant Vice President - Institutional   None

                                  Investment Services Division



      Rodney G. Smith             Regional Vice President        None

       2350 Lakeside Blvd., #850

       Richardson, TX  75082



      Nicholas D. Spadaccini      Regional Vice President        None

       855 Markley Woods Way

       Cincinnati, OH 45230



      Daniel S. Spradling         Senior Vice President          None

       #4 West Fourth Avenue, Suite 406

       San Mateo, CA  94402



      Craig R. Strauser           Regional Vice President        None

       17040 Summer Place

       Lake Oswego, OR 97035



      Francis N. Strazzeri

       31641 Saddletree Drive

       Westlake Village, CA 91361



&    James P. Toomey             Assistant Vice President       None



+    Christopher E. Trede        Assistant Vice President       None



      George F. Truesdail         Vice President                 None

       400 Abbotsford Court

      Charlotte, NC  28270



      Scott W. Ursin-Smith        Regional Vice President        None

       606 Glenwood Avenue

       Mill Valley, CA  94941



@    Andrew J. Ward              Vice President                 None



*    David M. Ward               Assistant Vice President -Institutional   None

                                  Investment Services Division



      Thomas E. Warren            Regional Vice President        None

       4001 Crockers Lake Blvd., #1012

       Sarasota, FL  34242



#    J. Kelly Webb               Sr. Vice President             None



      Gregory J. Weimer           Regional Vice President        None

       125 Surrey Drive

       Canonsburg, PA  15317



#    Timothy W. Weiss            Director                       None



**   N. Dexter Williams          Vice President                 None



      Timothy J. Wilson           Regional Vice President        None

       113 Farmview Place

       Venetia, PA  15367



@    Marshall D. Wingo           Sr. Vice President             None



#    Robert L. Winston           Director, Sr. Vice President   None



      William R. Yost             Regional Vice President        None

       9320 Overlook Trail

       Eden Prairie, MN 55347



      Janet M. Young              Regional Vice President        None

       1616 Vermont

       Houston, TX  77006



* Business Address, 333 South Hope Street, Los Angeles, CA  90071
** Business Address, Four Embarcadero, Suite 1800, San Francisco, CA 94111 # Business Address, 135 South State College Boulevard, Brea, CA 92621
& Business Address, 8000 IH-10 West, Suite 1400, San Antonio, TX  78230
@ Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
% Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN  46240
 (c) None.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Trust and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the Fund's accounting department, 135 South State College Blvd., Brea, CA 92621.

 Records covering shareholder accounts are maintained and kept by the transfer agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92621 and 8000 IH-10 West, Suite 1400, San Antonio, TX 78230, 5300 Robin Hood Road, Norfolk, VA 23514 and 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240.

 Records covering portfolio transactions are also maintained and kept by the custodian, The Chase Manhattan Bank, N.A., One Chase Manhattan Plaza, New York, New York, 10081.

ITEM 31. MANAGEMENT SERVICES.
 None.

ITEM 32. UNDERTAKINGS.
 (c) As reflected in the prospectus, the fund undertakes to provide each person to whom a prospectus is delivered with a copy of the fund's latest annual report to shareholders, upon request and without charge.

                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 20th day of November, 1995.

   THE TAX-EXEMPT MONEY FUND OF AMERICA
   By/s/ Paul G. Haaga, Jr.
      (Paul G. Haaga, Jr., Chairman of the Board)

 Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on November 20, 1995, by the following persons in the capacities indicated.

         SIGNATURE                           TITLE



(1)      Principal Executive Officer:



         /s/ Abner D. Goldstine              President and Trustee

         (Abner D. Goldstine)



(2)      Principal Financial Officer and

         Principal Accounting Officer:



         /s/ Mary C. Cremin                  Vice President and Treasurer

         (Mary C. Cremin)



(3)      Trustees:



         H. Frederick Christie*              Trustee

         Diane C. Creel*/1/                  Trustee

         Martin Fenton, Jr.*                 Trustee

         Leonard R. Fuller*/1/               Trustee



         /s/ Abner D. Goldstine              President and Trustee

         (Abner D. Goldstine)



         /s/ Paul G. Haaga, Jr.              Chairman of the Board

         (Paul G. Haaga, Jr.)



         Herbert Hoover III*                 Trustee

         Richard G. Newman*                  Trustee

         Peter C. Valli*                     Trustee


/1/ Powers of Attorney attached hereto.
*By  /s/ Julie F. Williams
 Julie F. Williams, Attorney-in-Fact

 Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).
     /s/ Michael J. Downer         Michael J. Downer
                                      C-14

                               POWER OF ATTORNEY

 I, Diane C. Creel, the undersigned Trustee of The Tax-Exempt Money Fund of America, a Massachusetts business trust, revoking all prior powers of attorney given as a Trustee of The Tax-Exempt Money Fund of America do hereby constitute and appoint Mary C. Cremin, Michael J. Downer, Paul G. Haaga, Jr., Kimberly S. Verdick, and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Trustee of said Trust to any and all Registration Statements of The Tax-Exempt Money Fund of America, File No. 33-26431, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

 EXECUTED at Los Angeles, California, this 19th day of September, 1995.
    /s/ Diane C. Creel
    Diane C. Creel, Trustee

                               POWER OF ATTORNEY

 I, Leonard R. Fuller, the undersigned Trustee of The Tax-Exempt Money Fund of America, a Massachusetts business trust, revoking all prior powers of attorney given as a Trustee of The Tax-Exempt Money Fund of America do hereby constitute and appoint Mary C. Cremin, Michael J. Downer, Paul G. Haaga, Jr., Kimberly S. Verdick, and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Trustee of said Trust to any and all Registration Statements of The Tax-Exempt Money Fund of America, File No. 33-26431, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

 EXECUTED at Los Angeles, California, this 19th day of September, 1995.
    /s/ Leonard R. Fuller
    Leonard R. Fuller, Trustee